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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – June 30, 2011

Item 1.	Schedule of Investments

2011 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

JUNE 30, 2011

FUND

Russell 1000 Low Beta ETF

Russell 1000 High Beta ETF

Russell 1000 Low Volatility ETF

Russell 1000 High Volatility ETF

Russell 1000 High Momentum ETF

Russell 2000 Low Beta ETF

Russell 2000 High Beta ETF

Russell 2000 Low Volatility ETF

Russell 2000 High Volatility ETF

Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. This quarterly report reports on 10 of these Funds.

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Quarterly Report

June 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 13.6%
Apollo Group, Inc. Class A (Æ)	1,466	64
Avon Products, Inc.	1,667	47
CarMax, Inc. (Æ)	15	—
Chico’s FAS, Inc.	1,042	16
Costco Wholesale Corp.	1,087	88
Dollar General Corp. (Æ)	986	33
Dollar Tree, Inc. ( Æ)	986	66
Education Management Corp. (Æ)	2,587	62
Estee Lauder Cos., Inc. (The) Class A	48	5
Family Dollar Stores, Inc.	958	50
Gap, Inc. (The)	1,252	23
ITT Educational Services, Inc. (Æ)	332	26
JC Penney Co., Inc.	932	32
Netflix, Inc. (Æ)	25	7
priceline.com, Inc. (Æ)	123	63
Wal-Mart Stores, Inc.	1,609	86

		668

Consumer Staples - 32.2%
Altria Group, Inc.	3,536	93
Archer-Daniels-Midland Co.	883	27
Coca-Cola Co. (The)	1,437	97
Coca-Cola Enterprises, Inc.	905	26
Colgate-Palmolive Co.	705	62
ConAgra Foods, Inc.	2,364	61
CVS Caremark Corp.	663	25
Dean Foods Co. (Æ)	4,636	57
Dr Pepper Snapple Group, Inc.	61	3
General Mills, Inc.	1,841	69
Green Mountain Coffee Roasters, Inc. (Æ)	311	28
Herbalife, Ltd.	97	6
Hershey Co. (The)	503	29
HJ Heinz Co.	1,109	59
Kellogg Co.	1,091	60
Kimberly-Clark Corp.	1,187	79
Kraft Foods, Inc. Class A	763	27
Kroger Co. (The)	1,191	30
Lorillard, Inc.	675	73
Mead Johnson Nutrition Co. Class A	452	31
Molson Coors Brewing Co. Class B	424	19
PepsiCo, Inc.	1,397	97
Philip Morris International, Inc.	1,397	93
Procter & Gamble Co. (The)	1,374	87
Ralcorp Holdings, Inc. (Æ)	314	27
Reynolds American, Inc.	2,523	93
Safeway, Inc.	3,053	71
Sysco Corp.	593	18
Tyson Foods, Inc. Class A	2,580	50
Walgreen Co.	2,030	86

		1,583

Energy - 5.0%
Chevron Corp.	403	41
Cobalt International Energy, Inc. (Æ)	140	2

	Principal Amount ($) or Shares	Market Value $
EOG Resources, Inc.	180	19
Exxon Mobil Corp.	1,086	89
Occidental Petroleum Corp.	187	19
Peabody Energy Corp.	1,288	76

		246

Financial Services - 6.8%
Aflac, Inc.	1,105	52
Alleghany Corp. (Æ)	143	48
American International Group, Inc. (Æ)	934	27
American National Insurance Co.	146	11
Berkshire Hathaway, Inc. Class B (Æ)	738	58
Citigroup, Inc.	57	2
Discover Financial Services	89	2
First Republic Bank (Æ)	1,662	54
Green Dot Corp. Class A (Æ)	1,084	37
JPMorgan Chase & Co.	134	5
Visa, Inc. Class A	186	16
Wells Fargo & Co.	826	23

		335

Health Care - 26.8%
Abbott Laboratories	1,531	81
Aetna, Inc.	193	9
Alexion Pharmaceuticals, Inc. (Æ)	236	11
Allergan, Inc.	1,156	96
Amylin Pharmaceuticals, Inc. (Æ)	1,076	14
Baxter International, Inc.	1,029	61
Becton Dickinson and Co.	286	25
Biogen Idec, Inc. (Æ)	229	24
Bristol-Myers Squibb Co.	3,128	91
Cardinal Health, Inc.	247	11
Celgene Corp. (Æ)	23	1
Cigna Corp.	166	9
Eli Lilly & Co.	1,620	61
Endo Pharmaceuticals Holdings, Inc. (Æ)	989	40
Express Scripts, Inc. Class A (Æ)	274	15
Forest Laboratories, Inc. (Æ)	1,492	59
Gilead Sciences, Inc. (Æ)	503	21
Human Genome Sciences, Inc. (Æ)	304	7
Johnson & Johnson	1,451	97
Lincare Holdings, Inc.	675	20
McKesson Corp.	435	36
Medco Health Solutions, Inc. (Æ)	142	8
Merck & Co., Inc.	2,388	84
Mylan, Inc. (Æ)	890	22
Myriad Genetics, Inc. (Æ)	3,025	69
Perrigo Co.	1,100	96
Pfizer, Inc.	4,637	96
Stryker Corp.	148	9
UnitedHealth Group, Inc.	1,463	75
VCA Antech, Inc. (Æ)	1,146	24
Warner Chilcott PLC Class A	1,100	27
WellPoint, Inc.	16	1
Zimmer Holdings, Inc. (Æ)	271	17

		1,317

Russell 1000 Low Beta ETF	3

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 1.4%
Delta Air Lines, Inc. (Æ)	4,556	42
H&R Block, Inc.	1,644	26

		68

Technology - 2.0%
International Business Machines Corp.	565	97

Utilities - 11.8%
AT&T, Inc.	3,054	97
CenturyLink, Inc.	253	10
Entergy Corp.	576	39
Exelon Corp.	632	27
FirstEnergy Corp.	1,825	81
NextEra Energy, Inc.	571	33
PG&E Corp.	664	28
PPL Corp.	3,092	86
Southern Co.	2,064	83
Sprint Nextel Corp. (Æ)	233	1
Verizon Communications, Inc.	2,554	95

		580

Total Common Stocks (cost $4,895)		4,894

Total Investments - 99.6% (identified cost $4,895)		4,894

Other Assets and Liabilities, Net - 0.4%		18

Net Assets - 100.0%		4,912

See accompanying notes which are an integral part of this quarterly report.

4	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$668	$—	$—	$668
Consumer Staples	1,583	—	—	1,583
Energy	246	—	—	246
Financial Services	335	—	—	335
Health Care	1,317	—	—	1,317
Producer Durables	68	—	—	68
Technology	97	—	—	97
Utilities	580	—	—	580

Total Investments	4,894	—	—	4,894

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Beta ETF	5

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 15.0%
Best Buy Co., Inc.	5,267	165
Chipotle Mexican Grill, Inc. Class A (Æ)	560	173
Ford Motor Co. (Æ)	27,422	378
Goodyear Tire & Rubber Co. (The) (Æ)	23,349	393
Harley-Davidson, Inc.	10,019	411
Home Depot, Inc.	6,747	244
Jarden Corp.	3,548	122
McDonald’s Corp.	124	10
Newell Rubbermaid, Inc.	7,719	122
News Corp. Class A	2,780	49
Nike, Inc. Class B	4,160	374
Royal Caribbean Cruises, Ltd.	4,012	151
Stanley Black & Decker, Inc.	256	18
Walt Disney Co. (The)	9,444	369

		2,979

Consumer Staples - 0.2%
Dean Foods Co. (Æ)	459	6
Ralcorp Holdings, Inc. (Æ)	472	40

		46

Energy - 4.9%
Anadarko Petroleum Corp.	692	53
Chevron Corp.	3,790	390
ConocoPhillips	1,108	83
Exxon Mobil Corp.	4,751	387
Schlumberger, Ltd.	752	65

		978

Financial Services - 12.8%
Bank of America Corp.	28,809	316
Bank of New York Mellon Corp. (The)	3,720	95
Berkshire Hathaway, Inc. Class B (Æ)	1,628	126
CIT Group, Inc. (Æ)	7,336	324
Citigroup, Inc.	3,428	143
City National Corp.	216	12
First Horizon National Corp.	8,655	83
JPMorgan Chase & Co.	2,984	122
Legg Mason, Inc.	10,526	344
Marshall & Ilsley Corp.	3,776	30
Morgan Stanley	13,638	314
PNC Financial Services Group, Inc.	60	4
Regions Financial Corp.	3,476	22
SunTrust Banks, Inc.	2,964	76
Wells Fargo & Co.	9,268	260
Zions Bancorporation	11,460	275

		2,546

Health Care - 0.0%
WellPoint, Inc.	80	6

Materials and Processing - 11.7%
Air Products & Chemicals, Inc.	4,023	384
AK Steel Holding Corp.	808	13

	Principal Amount ($) or Shares	Market Value $
Alcoa, Inc.	4,404	70
Carpenter Technology Corp.	732	42
Cliffs Natural Resources, Inc.	412	38
EI du Pont de Nemours & Co.	3,868	209
Freeport-McMoRan Copper & Gold, Inc.	2,724	144
Lubrizol Corp.	58	8
Nucor Corp.	3,376	139
Owens Corning (Æ)	7,811	292
Praxair, Inc.	1,208	131
Textron, Inc.	14,753	348
Timken Co.	5,471	276
United States Steel Corp.	5,106	235

		2,329

Producer Durables - 40.8%
3M Co.	3,792	360
Avery Dennison Corp.	5,651	218
Boeing Co. (The)	832	62
Bucyrus International, Inc. Class A	2,248	206
Caterpillar, Inc.	3,735	398
Crane Co.	1,832	91
CSX Corp.	6,180	162
Cummins, Inc.	776	80
Danaher Corp.	7,284	386
Deere & Co.	3,233	267
Dover Corp.	6,000	406
Eaton Corp.	7,367	379
Emerson Electric Co.	6,338	357
General Electric Co.	20,492	386
Harsco Corp.	11,640	379
Illinois Tool Works, Inc.	6,933	392
Ingersoll-Rand PLC	8,161	371
Kennametal, Inc.	3,192	135
L-3 Communications Holdings, Inc.	88	8
McDermott International, Inc. (Æ)	12,640	250
PACCAR, Inc.	4,400	225
Parker Hannifin Corp.	3,157	283
Pentair, Inc.	8,377	338
Terex Corp. (Æ)	7,423	211
Tyco International, Ltd.	8,021	396
Union Pacific Corp.	3,720	388
United Continental Holdings, Inc. (Æ)	1,668	38
United Parcel Service, Inc. Class B	5,183	378
United Technologies Corp.	4,427	392
Xerox Corp.	17,354	181

		8,123

Technology - 14.4%
Apple, Inc. (Æ)	1,149	386
Cisco Systems, Inc.	18,209	284
Corning, Inc.	1,348	24
F5 Networks, Inc. (Æ)	128	14
Google, Inc. Class A (Æ)	598	303
Hewlett-Packard Co.	1,080	39
Intel Corp.	16,845	373
International Business Machines Corp.	2,295	394
MEMC Electronic Materials, Inc. (Æ)	556	5

6	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Micron Technology, Inc. (Æ)	17,616	132
Microsoft Corp.	5,275	137
NVIDIA Corp. (Æ)	824	13
ON Semiconductor Corp. (Æ)	15,258	160
Oracle Corp.	11,688	385
Qualcomm, Inc.	3,892	221

		2,870

Utilities - 0.0%
FirstEnergy Corp.	196	9

Total Common Stocks (cost $19,299)		19,886

Total Investments - 99.8% (identified cost $19,299)		19,886

Other Assets and Liabilities, Net - 0.2%		33

Net Assets - 100.0%		19,919

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Beta ETF	7

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,979	$—	$—	$2,979
Consumer Staples	46	—	—	46
Energy	978	—	—	978
Financial Services	2,546	—	—	2,546
Health Care	6	—	—	6
Materials and Processing	2,329	—	—	2,329
Producer Durables	8,123	—	—	8,123
Technology	2,870	—	—	2,870
Utilities	9	—	—	9

Total Investments	19,886	—	—	19,886

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

8	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 8.7%
Autoliv, Inc.	602	47
Costco Wholesale Corp.	4,168	339
Discovery Communications, Inc. Class A (Æ)	173	7
Estee Lauder Cos., Inc. (The) Class A	1,888	199
Genuine Parts Co.	4,233	230
Lamar Advertising Co. Class A (Æ)	5,218	143
McDonald’s Corp.	4,635	390
Time Warner, Inc.	1,174	43
Wal-Mart Stores, Inc.	6,190	329

		1,727

Consumer Staples - 20.2%
Altria Group, Inc.	14,404	380
Clorox Co.	5,234	353
Coca-Cola Co. (The)	5,794	391
Coca-Cola Enterprises, Inc.	1,554	45
Colgate-Palmolive Co.	1,764	154
ConAgra Foods, Inc.	5,427	140
CVS Caremark Corp.	4,256	160
Energizer Holdings, Inc. (Æ)	649	47
HJ Heinz Co.	7,277	388
JM Smucker Co. (The)	3,624	277
Kimberly-Clark Corp.	5,314	354
Kraft Foods, Inc. Class A	2,739	96
Lorillard, Inc.	24	3
PepsiCo, Inc.	5,247	370
Philip Morris International, Inc.	5,697	380
Procter & Gamble Co. (The)	5,430	345
Reynolds American, Inc.	1,748	65
Sysco Corp.	1,773	55

		4,003

Energy - 9.3%
Anadarko Petroleum Corp.	2,056	158
Apache Corp.	1,757	217
Chevron Corp.	2,412	248
Concho Resources, Inc. (Æ)	38	3
Devon Energy Corp.	1,068	84
Exxon Mobil Corp.	4,617	376
Forest Oil Corp. (Æ)	3,321	89
Marathon Oil Corp.	2,956	156
Murphy Oil Corp.	743	49
Occidental Petroleum Corp.	2,643	275
Peabody Energy Corp.	2,737	161
Spectra Energy Corp.	327	9
Williams Cos., Inc. (The)	76	2

		1,827

Financial Services - 6.0%
AON Corp.	2,275	117
Hartford Financial Services Group, Inc.	4,103	108
Janus Capital Group, Inc.	13,481	127
Legg Mason, Inc.	10,355	339

	Principal Amount ($) or Shares	Market Value $
Lincoln National Corp.	1,031	29
Loews Corp.	3,205	135
Marshall & Ilsley Corp.	41,235	329

		1,184

Health Care - 9.2%
Abbott Laboratories	6,782	357
CR Bard, Inc.	1,740	191
Eli Lilly & Co.	9,929	373
Henry Schein, Inc. (Æ)	4,424	317
Johnson & Johnson	5,814	386
Merck & Co., Inc.	2,364	83
Pfizer, Inc.	3,204	66
Stryker Corp.	743	44

		1,817

Materials and Processing - 3.2%
Eastman Chemical Co.	1,081	110
Lubrizol Corp.	2,933	394
Textron, Inc.	5,179	122

		626

Producer Durables - 13.0%
3M Co.	651	62
Automatic Data Processing, Inc.	4,104	216
Avery Dennison Corp.	2,778	107
Bucyrus International, Inc. Class A	4,295	393
Caterpillar, Inc.	3,625	385
CNH Global NV (Æ)	4,119	159
General Electric Co.	19,118	361
Harsco Corp.	7,606	248
Manitowoc Co., Inc. (The)	279	5
Paychex, Inc.	1,515	47
Spirit Aerosystems Holdings, Inc. Class A (Æ)	3,359	74
United Parcel Service, Inc. Class B	5,287	386
United Technologies Corp.	1,368	121

		2,564

Technology - 12.9%
Apple, Inc. (Æ)	1,120	376
BMC Software, Inc. (Æ)	643	35
Cisco Systems, Inc.	13,027	203
EMC Corp. (Æ)	941	26
Google, Inc. Class A (Æ)	60	30
Hewlett-Packard Co.	2,897	105
International Business Machines Corp.	2,365	407
Jabil Circuit, Inc.	18,570	375
Microsoft Corp.	9,668	251
National Semiconductor Corp.	14,780	364
Oracle Corp.	11,491	378

		2,550

Utilities - 17.1%
American Electric Power Co., Inc.	117	4
AT&T, Inc.	12,641	398

Russell 1000 Low Volatility ETF	9

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CenturyLink, Inc.	4,896	198
Consolidated Edison, Inc.	7,182	382
Dominion Resources, Inc.	5,372	259
Duke Energy Corp.	16,937	319
Edison International	746	29
Entergy Corp.	1,147	78
Great Plains Energy, Inc.	4,196	87
Oneok, Inc.	2,670	198
Public Service Enterprise Group, Inc.	402	13
SCANA Corp.	968	38
Sempra Energy	1,384	73
Southern Co.	9,131	369
Verizon Communications, Inc.	10,699	399
Windstream Corp.	3,702	48
Wisconsin Energy Corp.	3,464	109
Xcel Energy, Inc.	15,310	372

		3,373

Total Common Stocks (cost $19,583)		19,671

Total Investments - 99.6% (identified cost $19,583)		19,671

Other Assets and Liabilities, Net - 0.4%		78

Net Assets - 100.0%		19,749

See accompanying notes which are an integral part of this quarterly report.

10	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,727	$—	$—	$1,727
Consumer Staples	4,003	—	—	4,003
Energy	1,827	—	—	1,827
Financial Services	1,184	—	—	1,184
Health Care	1,817	—	—	1,817
Materials and Processing	626	—	—	626
Producer Durables	2,564	—	—	2,564
Technology	2,550	—	—	2,550
Utilities	3,373	—	—	3,373

Total Investments	19,671	—	—	19,671

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Volatility ETF	11

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 19.1%
Amazon.com, Inc. (Æ)	1,016	208
American Eagle Outfitters, Inc.	1,166	15
Apollo Group, Inc. Class A (Æ)	2,946	129
Bed Bath & Beyond, Inc. (Æ)	882	51
Career Education Corp. (Æ)	4,022	85
Coach, Inc.	238	15
Comcast Corp. Class A	7,795	198
Dollar General Corp. (Æ)	120	4
Dollar Tree, Inc. (Æ)	1,250	83
eBay, Inc. (Æ)	752	24
Education Management Corp. (Æ)	7,931	190
Ford Motor Co. (Æ)	4,272	59
ITT Educational Services, Inc. (Æ)	360	28
JC Penney Co., Inc.	1,196	41
Johnson Controls, Inc.	1,270	53
Las Vegas Sands Corp. (Æ)	2,036	86
McGraw-Hill Cos., Inc. (The)	950	40
Netflix, Inc. (Æ)	554	146
Nielsen Holdings NV (Æ)	485	15
Sears Holdings Corp. (Æ)	194	14
Sirius XM Radio, Inc. (Æ)	4,136	9
Starbucks Corp.	1,058	42
Tesla Motors, Inc. (Æ)	7,315	213
Thomson Reuters Corp.	891	33
Urban Outfitters, Inc. (Æ)	1,996	56
Walt Disney Co. (The)	1,566	61
Washington Post Co. (The) Class B	24	10

		1,908

Consumer Staples - 2.0%
Tyson Foods, Inc. Class A	10,107	196

Energy - 14.2%
Baker Hughes, Inc.	1,724	125
Chevron Corp.	1,892	195
Cobalt International Energy, Inc. (Æ)	10,908	149
ConocoPhillips	4	—
Diamond Offshore Drilling, Inc.	626	44
EOG Resources, Inc.	596	62
Exxon Mobil Corp.	2,152	175
First Solar, Inc. (Æ)	226	30
FMC Technologies, Inc. (Æ)	3,391	152
Halliburton Co.	3,355	171
Schlumberger, Ltd.	2,317	200
Valero Energy Corp.	4,496	115

		1,418

Financial Services - 26.1%
Aflac, Inc.	1,084	51
American Express Co.	3,665	190
American International Group, Inc. (Æ)	2,104	62
Ameriprise Financial, Inc.	1,736	100
Assured Guaranty, Ltd.	170	3
Bank of America Corp.	13,292	146
Bank of New York Mellon Corp. (The)	2,124	54

	Principal Amount ($) or Shares	Market Value $
BB&T Corp.	1,514	41
Capital One Financial Corp.	2,300	119
Charles Schwab Corp. (The)	9,250	152
Citigroup, Inc.	3,941	164
CME Group, Inc. Class A	62	18
CNA Financial Corp.	5,723	166
Discover Financial Services	66	2
Goldman Sachs Group, Inc. (The)	1,060	141
Host Hotels & Resorts, Inc. (ö)	856	15
Invesco, Ltd.	422	10
JPMorgan Chase & Co.	4,225	173
Lazard, Ltd. Class A	24	1
M&T Bank Corp.	502	44
Mastercard, Inc. Class A	28	8
PNC Financial Services Group, Inc.	2,130	127
Prudential Financial, Inc.	916	58
Simon Property Group, Inc. (ö)	1,427	166
St. Joe Co. (The) (Æ)	3,420	71
State Street Corp.	388	17
T Rowe Price Group, Inc.	830	50
TD Ameritrade Holding Corp.	1,306	25
US Bancorp	3,042	78
Visa, Inc. Class A	2,149	181
Vornado Realty Trust (ö)	80	7
Wells Fargo & Co.	5,893	165

		2,605

Health Care - 6.6%
Aetna, Inc.	100	4
Amgen, Inc. (Æ)	532	31
Celgene Corp. (Æ)	1,520	92
Cigna Corp.	2,737	141
Gilead Sciences, Inc. (Æ)	530	22
UnitedHealth Group, Inc.	3,372	174
WellPoint, Inc.	2,420	190

		654

Materials and Processing - 10.4%
Armstrong World Industries, Inc.	1,156	53
CF Industries Holdings, Inc.	1,170	166
Cliffs Natural Resources, Inc.	120	11
Dow Chemical Co. (The)	5,152	185
Freeport-McMoRan Copper & Gold, Inc.	42	2
Monsanto Co.	2,722	197
Mosaic Co. (The)	2,520	171
Newmont Mining Corp.	2,218	120
Southern Copper Corp.	4,068	134

		1,039

Producer Durables - 5.4%
Boeing Co. (The)	2,426	180
Caterpillar, Inc.	1,315	140
Delta Air Lines, Inc. (Æ)	11,718	107
FedEx Corp.	752	71
United Continental Holdings, Inc. (Æ)	1,834	42

		540

12	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 10.7%
Apple, Inc. (Æ)	565	189
Atmel Corp. (Æ)	276	4
Avago Technologies, Ltd.	2,745	104
Cisco Systems, Inc.	6,692	104
Corning, Inc.	208	4
F5 Networks, Inc. (Æ)	214	24
Hewlett-Packard Co.	72	3
Intel Corp.	3,734	83
Juniper Networks, Inc. (Æ)	1,214	38
Marvell Technology Group, Ltd. (Æ)	1,282	19
Microsoft Corp.	5,215	136
NVIDIA Corp. (Æ)	4,706	75
Oracle Corp.	2,274	75
Qualcomm, Inc.	440	25
Texas Instruments, Inc.	5,550	182

		1,065

Utilities - 5.2%
Chesapeake Energy Corp.	5,412	162
Clearwire Corp. Class A (Æ)	32,236	122
Kosmos Energy, Ltd. (Æ)	1,029	17
Southwestern Energy Co. (Æ)	1,408	60
Sprint Nextel Corp. (Æ)	28,793	155

		516

Total Common Stocks (cost $9,996)		9,941

Total Investments - 99.7% (identified cost $9,996)		9,941

Other Assets and Liabilities, Net - 0.3%		25

Net Assets - 100.0%		9,966

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Volatility ETF	13

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,908	$—	$—	$1,908
Consumer Staples	196	—	—	196
Energy	1,418	—	—	1,418
Financial Services	2,605	—	—	2,605
Health Care	654	—	—	654
Materials and Processing	1,039	—	—	1,039
Producer Durables	540	—	—	540
Technology	1,065	—	—	1,065
Utilities	516	—	—	516

Total Investments	9,941	—	—	9,941

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 24.3%
Amazon.com, Inc. (Æ)	80	16
AutoZone, Inc. (Æ)	307	91
Chipotle Mexican Grill, Inc. Class A (Æ)	218	67
Coach, Inc.	595	38
Comcast Corp. Class A	4,187	106
DIRECTV, Inc. Class A (Æ)	1,598	81
Dollar Tree, Inc. (Æ)	321	21
Estee Lauder Cos., Inc. (The) Class A	262	28
Ford Motor Co. (Æ)	3,313	46
Fossil, Inc. (Æ)	1,746	206
Home Depot, Inc.	1,397	51
Johnson Controls, Inc.	430	18
Las Vegas Sands Corp. (Æ)	3,431	145
Liberty Global, Inc. Class A (Æ)	277	12
Liberty Media Corp. - Capital (Æ)	2,356	202
Liberty Media Corp. - Interactive (Æ)	2,678	45
Limited Brands, Inc.	2,651	102
Lowe’s Cos., Inc.	183	4
McDonald’s Corp.	2,064	174
Netflix, Inc. (Æ)	756	199
O’Reilly Automotive, Inc. (Æ)	238	16
Panera Bread Co. Class A (Æ)	163	20
Polo Ralph Lauren Corp. Class A	580	77
priceline.com, Inc. (Æ)	263	135
Sirius XM Radio, Inc. (Æ)	29,724	65
Stanley Black & Decker, Inc.	451	32
Starbucks Corp.	785	31
Time Warner Cable, Inc.	752	59
TRW Automotive Holdings Corp. (Æ)	2,036	120
WABCO Holdings, Inc. (Æ)	271	19
Walt Disney Co. (The)	2,315	90
Wyndham Worldwide Corp.	1,874	63
Wynn Resorts, Ltd.	163	23
Yum! Brands, Inc.	758	42

		2,444

Consumer Staples - 7.3%
Altria Group, Inc.	7,075	187
Coca-Cola Co. (The)	1,082	73
Herbalife, Ltd.	2,091	121
Kraft Foods, Inc. Class A	1,544	54
PepsiCo, Inc.	163	11
Philip Morris International, Inc.	909	61
Procter & Gamble Co. (The)	1,086	69
Reynolds American, Inc.	4,245	157

		733

Energy - 15.1%
Anadarko Petroleum Corp.	776	60
Apache Corp.	482	59
Baker Hughes, Inc.	307	22
Chevron Corp.	492	51
Concho Resources, Inc. (Æ)	1,869	172
ConocoPhillips	297	22
Exxon Mobil Corp.	2,425	197

	Principal Amount ($) or Shares	Market Value $
FMC Technologies, Inc. (Æ)	2	—
Halliburton Co.	1,294	66
Marathon Oil Corp.	1,181	62
National Oilwell Varco, Inc.	2,765	217
Occidental Petroleum Corp.	554	58
Oil States International, Inc. (Æ)	181	14
Patterson-UTI Energy, Inc.	6,712	212
Pioneer Natural Resources Co.	1,262	113
Rowan Cos., Inc. (Æ)	32	1
Schlumberger, Ltd.	1,583	137
SEACOR Holdings, Inc.	44	4
SM Energy Co.	598	44
Superior Energy Services, Inc. (Æ)	24	1

		1,512

Financial Services - 10.6%
Aflac, Inc.	85	4
American Express Co.	895	46
Ameriprise Financial, Inc.	1,034	60
Annaly Capital Management, Inc. (ö)	1,451	26
Arch Capital Group, Ltd. (Æ)	2,945	94
Berkshire Hathaway, Inc. Class B (Æ)	97	8
Capital One Financial Corp.	282	15
Chimera Investment Corp. (ö)	1,289	4
Citigroup, Inc.	1,656	69
CME Group, Inc. Class A	5	1
Equity Residential (ö)	386	23
Erie Indemnity Co. Class A	148	10
Fidelity National Information Services, Inc.	685	21
Franklin Resources, Inc.	548	72
Health Care REIT, Inc. (ö)	332	17
Jones Lang LaSalle, Inc.	1,092	104
JPMorgan Chase & Co.	2,844	117
PNC Financial Services Group, Inc.	65	4
Prudential Financial, Inc.	273	17
SL Green Realty Corp. (ö)	907	75
T Rowe Price Group, Inc.	139	8
Travelers Cos., Inc. (The)	1,521	89
UDR, Inc. (ö)	742	18
US Bancorp	1,538	39
Ventas, Inc. (ö)	433	23
Visa, Inc. Class A	101	9
Wells Fargo & Co.	750	21
XL Group PLC Class A	3,185	70

		1,064

Health Care - 2.1%
Bristol-Myers Squibb Co.	437	13
Edwards Lifesciences Corp. (Æ)	411	36
Hill-Rom Holdings, Inc.	67	3
Johnson & Johnson	249	17
Merck & Co., Inc.	964	34
Perrigo Co.	741	64
UnitedHealth Group, Inc.	566	29
WellPoint, Inc.	127	10

		206

Russell 1000 High Momentum ETF	15

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 5.9%
Air Products & Chemicals, Inc.	222	21
Airgas, Inc.	89	6
Dow Chemical Co. (The)	822	30
Eastman Chemical Co.	466	48
Ecolab, Inc.	129	7
Freeport-McMoRan Copper & Gold, Inc.	2,513	133
Huntsman Corp.	325	6
Lubrizol Corp.	546	73
LyondellBasell Industries NV Class A	3,714	144
Praxair, Inc.	588	64
Sealed Air Corp.	429	10
Sherwin-Williams Co. (The)	635	53

		595

Producer Durables - 19.2%
3M Co.	1,347	128
Automatic Data Processing, Inc.	1,314	69
Avery Dennison Corp.	290	11
Boeing Co. (The)	594	44
Bucyrus International, Inc. Class A	82	8
Caterpillar, Inc.	1,819	194
CH Robinson Worldwide, Inc.	442	35
CNH Global NV (Æ)	303	12
Cooper Industries PLC	541	32
Cummins, Inc.	1,378	143
Danaher Corp.	3,440	182
Deere & Co.	1,530	126
Eaton Corp.	2,005	103
Emerson Electric Co.	1,903	107
FedEx Corp.	323	31
General Electric Co.	9,457	178
Illinois Tool Works, Inc.	510	29
Ingersoll-Rand PLC	2,160	98
Kansas City Southern (Æ)	3,389	201
Kirby Corp. (Æ)	119	7
McDermott International, Inc. (Æ)	734	15
Northrop Grumman Corp.	785	54
Paychex, Inc.	873	27
Rockwell Automation, Inc.	74	6
Tyco International, Ltd.	595	29
United Technologies Corp.	234	21
WW Grainger, Inc.	270	41

		1,931

Technology - 11.9%
Adobe Systems, Inc. (Æ)	264	8
Altera Corp.	118	5
Apple, Inc. (Æ)	562	189
Atmel Corp. (Æ)	3,400	48
Cisco Systems, Inc.	1,827	29
Citrix Systems, Inc. (Æ)	604	48
Corning, Inc.	1,272	23
EchoStar Corp. Class A (Æ)	760	28

	Principal Amount ($) or Shares	Market Value $
EMC Corp. (Æ)	1,734	48
Google, Inc. Class A (Æ)	87	44
Intel Corp.	7,757	172
International Business Machines Corp.	426	73
Intuit, Inc. (Æ)	681	35
Microsoft Corp.	2,596	67
Oracle Corp.	3,214	106
Qualcomm, Inc.	875	50
Rovi Corp. (Æ)	153	9
Symantec Corp. (Æ)	679	13
Texas Instruments, Inc.	1,886	62
TIBCO Software, Inc. (Æ)	3,386	98
Vishay Intertechnology, Inc. (Æ)	447	7
VMware, Inc. Class A (Æ)	141	14
Xilinx, Inc.	471	17

		1,193

Utilities - 3.2%
AT&T, Inc.	4,290	135
MetroPCS Communications, Inc. (Æ)	2,701	46
Sempra Energy	304	16
Southern Co.	3,064	124

		321

Total Common Stocks (cost $9,864)		9,999

Total Investments - 99.6% (identified cost $9,864)		9,999

Other Assets and Liabilities, Net - 0.4%		37

Net Assets - 100.0%		10,036

See accompanying notes which are an integral part of this quarterly report.

16	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,444	$—	$—	$2,444
Consumer Staples	733	—	—	733
Energy	1,512	—	—	1,512
Financial Services	1,064	—	—	1,064
Health Care	206	—	—	206
Materials and Processing	595	—	—	595
Producer Durables	1,931	—	—	1,931
Technology	1,193	—	—	1,193
Utilities	321	—	—	321

Total Investments	9,999	—	—	9,999

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Momentum ETF	17

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 8.1%
99 Cents Only Stores (Æ)	1,325	27
Bridgepoint Education, Inc. (Æ)	1,545	39
Buckle, Inc. (The)	111	5
Capella Education Co. (Æ)	125	5
Caribou Coffee Co., Inc. (Æ)	220	3
Carter’s, Inc. (Æ)	593	18
Cato Corp. (The) Class A	132	4
Childrens Place Retail Stores, Inc. (The) (Æ)	675	30
Citi Trends, Inc. (Æ)	354	5
Coinstar, Inc. (Æ)	448	24
Corinthian Colleges, Inc. (Æ)	1,319	6
Eastman Kodak Co. (Æ)	326	1
Elizabeth Arden, Inc. (Æ)	88	3
Fred’s, Inc. Class A	1,356	20
Fuel Systems Solutions, Inc. (Æ)	138	3
hhgregg, Inc. (Æ)	384	5
HOT Topic, Inc.	1,378	10
Lincoln Educational Services Corp.	740	13
Matthews International Corp. Class A	439	18
Monro Muffler Brake, Inc.	234	9
National American University Holdings, Inc.	766	7
Nexstar Broadcasting Group, Inc. Class A (Æ)	319	3
Nu Skin Enterprises, Inc. Class A	1,297	48
Nutrisystem, Inc.	115	2
Regis Corp.	261	4
Rent-A-Center, Inc. Class A	63	2
Saga Communications, Inc. Class A (Æ)	275	10
Sinclair Broadcast Group, Inc. Class A	2,305	25
Stamps.com, Inc.	525	7
Stein Mart, Inc.	927	9
Stewart Enterprises, Inc. Class A	359	3
Town Sports International Holdings, Inc. (Æ)	519	4
Universal Technical Institute, Inc.	1,285	25
Viad Corp.	109	2
Westwood One, Inc. (Æ)	624	3
Wolverine World Wide, Inc.	181	8

		410

Consumer Staples - 12.7%
Alico, Inc.	78	2
Andersons, Inc. (The)	387	16
Arden Group, Inc. Class A	57	5
B&G Foods, Inc. Class A	991	20
Cadiz, Inc. (Æ)	837	9
Casey’s General Stores, Inc.	722	32
Chiquita Brands International, Inc. (Æ)	122	2
Coca-Cola Bottling Co. Consolidated	249	17
Farmer Bros Co. (Æ)	141	1
Female Health Co. (The)	1,427	7
Fresh Del Monte Produce, Inc.	1,015	27
Hain Celestial Group, Inc. (The) (Æ)	1,357	45
Imperial Sugar Co.	727	15

	Principal Amount ($) or Shares	Market Value $
Lancaster Colony Corp.	582	35
Lifeway Foods, Inc. (Æ)	365	4
Medifast, Inc. (Æ)	367	9
Nash Finch Co.	484	17
National Beverage Corp.	900	13
Peet’s Coffee & Tea, Inc. (Æ)	371	21
PetMed Express, Inc.	1,611	19
Prestige Brands Holdings, Inc. (Æ)	96	1
Ruddick Corp.	232	10
Sanderson Farms, Inc.	1,529	73
Schiff Nutrition International, Inc.	728	8
Spartan Stores, Inc.	195	4
Star Scientific, Inc. (Æ)	113	1
Synutra International, Inc. (Æ)	1,040	10
TreeHouse Foods, Inc. (Æ)	69	4
United Natural Foods, Inc. (Æ)	634	27
Universal Corp.	1,566	59
USANA Health Sciences, Inc. (Æ)	417	13
Vector Group, Ltd.	4,639	84
Village Super Market, Inc. Class A	221	6
WD-40 Co.	632	25

		641

Energy - 1.3%
Dril-Quip, Inc. (Æ)	422	29
EnerNOC, Inc. - ADR (Æ)	93	1
Global Geophysical Services, Inc. (Æ)	944	17
Hallador Energy Co.	90	1
Zion Oil & Gas, Inc. (Æ)	2,551	15

		63

Financial Services - 19.6%
Abington Bancorp, Inc.	629	7
Advent Software, Inc. (Æ)	96	3
Ames National Corp.	88	2
Amtrust Financial Services, Inc.	961	22
Argo Group International Holdings, Ltd.	104	3
Bank of Kentucky Financial Corp.	561	12
Bank of Marin Bancorp	244	9
Beneficial Mutual Bancorp, Inc. (Æ)	868	7
BofI Holding, Inc. (Æ)	11	—
Bridge Capital Holdings (Æ)	847	9
Cape Bancorp, Inc. (Æ)	105	1
Capital Bank Corp. (Æ)	853	3
Capstead Mortgage Corp. (ö)	3,545	48
Cardtronics, Inc. (Æ)	2,486	57
Cass Information Systems, Inc.	145	5
Centerstate Banks, Inc.	2,594	18
Century Bancorp, Inc. Class A	112	3
CIFC Deerfield Corp. (Æ)	1,229	8
City Holding Co.	95	3
Clifton Savings Bancorp, Inc.	402	4
Colony Financial, Inc. (ö)	1,471	27
Columbia Banking System, Inc.	30	1
Crawford & Co. Class B	1,238	9
CreXus Investment Corp. (ö)	1,992	22
Diamond Hill Investment Group, Inc.	93	8

18	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DiamondRock Hospitality Co. (ö)	1,228	13
Donegal Group, Inc. Class A	590	8
Dynex Capital, Inc. (ö)	3,197	31
eHealth, Inc. (Æ)	518	7
Employers Holdings, Inc.	838	14
Encore Bancshares, Inc. (Æ)	507	6
Federal Agricultural Mortgage Corp. Class C	56	1
First Community Bancshares, Inc.	586	8
First Financial Bancorp	298	5
First Financial Bankshares, Inc.	971	33
Gain Capital Holdings, Inc. (Æ)	972	7
German American Bancorp, Inc.	49	1
Glacier Bancorp, Inc.	1,040	14
Gladstone Commercial Corp. (ö)	114	2
Government Properties Income Trust (ö)	937	25
Great Southern Bancorp, Inc.	157	3
Greenlight Capital Re, Ltd. Class A (Æ)	47	1
Hampton Roads Bankshares, Inc. (Æ)	152	2
Hancock Holding Co.	838	26
Higher One Holdings, Inc. (Æ)	760	14
Hilltop Holdings, Inc. (Æ)	514	5
Independence Holding Co.	1,152	12
Investors Bancorp, Inc. (Æ)	955	14
Kearny Financial Corp.	176	2
Meadowbrook Insurance Group, Inc.	723	7
Merchants Bancshares, Inc.	146	4
Meridian Interstate Bancorp, Inc. (Æ)	505	7
Mid-America Apartment Communities, Inc. (ö)	70	5
Midsouth Bancorp, Inc.	324	4
MoneyGram International, Inc. (Æ)	1,128	4
National Bankshares, Inc.	233	6
National Health Investors, Inc. (ö)	715	32
NBT Bancorp, Inc.	122	3
Nicholas Financial, Inc. (Æ)	1,183	14
Northfield Bancorp, Inc.	431	6
Northwest Bancshares, Inc.	1,236	16
Ocwen Financial Corp. (Æ)	338	4
Oriental Financial Group, Inc.	397	5
Oritani Financial Corp.	793	10
Pacific Capital Bancorp NA (Æ)	195	6
Park Sterling Corp. (Æ)	3,908	19
Pebblebrook Hotel Trust (ö)	624	13
Primus Guaranty, Ltd. (Æ)	999	5
Prosperity Bancshares, Inc.	1,205	53
Providence Service Corp. (The) (Æ)	51	1
Roma Financial Corp.	648	7
Sabra Healthcare REIT, Inc. (ö)	868	15
SeaBright Holdings, Inc.	894	9
Sierra Bancorp	546	6
Signature Bank NY (Æ)	1,282	72
Sunstone Hotel Investors, Inc. (Æ)(ö)	170	2
Tanger Factory Outlet Centers (ö)	2,190	58
UMB Financial Corp.	107	4
Universal Insurance Holdings, Inc.	3,527	16
Value Line, Inc.	112	2

	Principal Amount ($) or Shares	Market Value $
ViewPoint Financial Group	357	5
Walter Investment Management Corp. (ö)	238	5
Westfield Financial, Inc.	379	3
Wilshire Bancorp, Inc. (Æ)	857	3
World Acceptance Corp. (Æ)	185	12

		988

Health Care - 31.3%
Accelrys, Inc. (Æ)	1,263	9
Accretive Health, Inc. (Æ)	305	9
Accuray, Inc. (Æ)	755	6
Acorda Therapeutics, Inc. (Æ)	435	14
Acura Pharmaceuticals, Inc. (Æ)	2,386	9
Air Methods Corp. (Æ)	105	8
Akorn, Inc. (Æ)	67	—
Alkermes, Inc. (Æ)	1,771	33
Alliance HealthCare Services, Inc. (Æ)	829	3
Alnylam Pharmaceuticals, Inc. (Æ)	285	3
Alphatec Holdings, Inc. (Æ)	1,283	4
Amedisys, Inc. (Æ)	69	2
AMN Healthcare Services, Inc. (Æ)	1,540	13
Amsurg Corp. Class A (Æ)	2,611	67
Angiodynamics, Inc. (Æ)	659	9
Anthera Pharmaceuticals, Inc. (Æ)	3,994	33
Ardea Biosciences, Inc. (Æ)	310	8
Arqule, Inc. (Æ)	877	5
athenahealth, Inc. (Æ)	37	2
Atrion Corp.	59	12
Auxilium Pharmaceuticals, Inc. (Æ)	264	5
AVEO Pharmaceuticals, Inc. (Æ)	888	18
AVI BioPharma, Inc. (Æ)	10,792	15
Biolase Technology, Inc. (Æ)	883	5
Bio-Reference Labs, Inc. (Æ)	3,425	71
Biospecifics Technologies Corp. (Æ)	229	5
Cadence Pharmaceuticals, Inc. (Æ)	234	2
Cambrex Corp. (Æ)	138	1
Cell Therapeutics, Inc. (Æ)	3,002	5
Centene Corp. (Æ)	1,251	44
Cerus Corp. (Æ)	5,880	18
Chelsea Therapeutics International, Ltd. (Æ)	465	2
Cleveland Biolabs, Inc. (Æ)	4,064	14
Computer Programs & Systems, Inc.	322	20
Corvel Corp. (Æ)	545	26
Cubist Pharmaceuticals, Inc. (Æ)	866	31
Cytori Therapeutics, Inc. (Æ)	1,024	5
Delcath Systems, Inc. (Æ)	1,326	7
Depomed, Inc. (Æ)	4,654	38
Emeritus Corp. (Æ)	300	6
Endocyte, Inc. (Æ)	1,233	18
Ensign Group, Inc. (The)	25	1
Enzon Pharmaceuticals, Inc. (Æ)	1,184	12
ePocrates, Inc. (Æ)	238	4
Exact Sciences Corp. (Æ)	2,737	24
Exactech, Inc. (Æ)	658	12
ExamWorks Group, Inc. (Æ)	273	7
Exelixis, Inc. (Æ)	1,825	16

Russell 2000 Low Beta ETF	19

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Genomic Health, Inc. (Æ)	340	9
Greatbatch, Inc. (Æ)	93	2
Hansen Medical, Inc. (Æ)	2,188	7
Healthspring, Inc. (Æ)	869	40
Healthways, Inc. (Æ)	673	10
Immunogen, Inc. (Æ)	322	4
Incyte Corp., Ltd. (Æ)	527	10
Inhibitex, Inc. (Æ)	3,723	15
Integra LifeSciences Holdings Corp. (Æ)	22	1
Invacare Corp.	85	3
IPC The Hospitalist Co., Inc. (Æ)	273	13
IRIS International, Inc. (Æ)	473	5
Isis Pharmaceuticals, Inc. (Æ)	232	2
Jazz Pharmaceuticals, Inc. (Æ)	1,315	44
Landauer, Inc.	163	10
LHC Group, Inc. (Æ)	331	8
Luminex Corp. (Æ)	434	9
Magellan Health Services, Inc. (Æ)	1,656	90
MannKind Corp. (Æ)	3,237	12
Masimo Corp.	1,421	42
Maxygen, Inc.	1,015	6
Medicis Pharmaceutical Corp. Class A	1,365	52
Medivation, Inc. (Æ)	272	6
Merge Healthcare, Inc. (Æ)	1,128	6
Merit Medical Systems, Inc. (Æ)	62	1
Molina Healthcare, Inc. (Æ)	762	21
Momenta Pharmaceuticals, Inc. (Æ)	183	4
MWI Veterinary Supply, Inc. (Æ)	176	14
National Research Corp.	85	3
Natus Medical, Inc. (Æ)	193	3
NPS Pharmaceuticals, Inc. (Æ)	1,573	15
NuVasive, Inc. (Æ)	292	10
NxStage Medical, Inc. (Æ)	104	2
Par Pharmaceutical Cos., Inc. (Æ)	666	22
Parexel International Corp. (Æ)	92	2
PDL BioPharma, Inc.	220	1
PharmAthene, Inc. (Æ)	7,199	21
Quality Systems, Inc.	341	30
Questcor Pharmaceuticals, Inc. (Æ)	2,650	64
Raptor Pharmaceutical Corp. (Æ)	2,580	16
Salix Pharmaceuticals, Ltd. (Æ)	215	9
Santarus, Inc. (Æ)	2,258	8
Seattle Genetics, Inc. (Æ)	192	4
Spectranetics Corp. (Æ)	238	1
Staar Surgical Co. (Æ)	2,835	15
STERIS Corp.	146	5
Sunesis Pharmaceuticals, Inc. (Æ)	1,528	3
SurModics, Inc. (Æ)	252	3
Symmetry Medical, Inc. (Æ)	1,197	11
Theravance, Inc. (Æ)	131	3
Transcend Services, Inc. (Æ)	245	7
Trius Therapeutics, Inc. (Æ)	909	7
Vical, Inc. (Æ)	11,264	46
Volcano Corp. (Æ)	1,063	34
Wright Medical Group, Inc. (Æ)	1,051	16
XenoPort, Inc. (Æ)	234	2
Young Innovations, Inc.	300	9

	Principal Amount ($) or Shares	Market Value $
Zalicus, Inc. (Æ)	741	2
ZIOPHARM Oncology, Inc. (Æ)	3,409	21
Zoll Medical Corp. (Æ)	1,056	60

		1,582

Materials and Processing - 3.0%
Fabrinet (Æ)	738	18
Lexicon Pharmaceuticals, Inc. (Æ)	30,211	53
Owens & Minor, Inc.	1,849	64
Schweitzer-Mauduit International, Inc.	281	16

		151

Producer Durables - 5.9%
Allegiant Travel Co. Class A (Æ)	42	2
American Superconductor Corp. (Æ)	75	1
CAI International, Inc. (Æ)	391	8
Corporate Executive Board Co. (The)	645	28
Force Protection, Inc. (Æ)	2,291	11
Geo Group, Inc. (The) (Æ)	120	3
Heartland Express, Inc.	2,526	42
HEICO Corp.	118	6
Huron Consulting Group, Inc. (Æ)	116	4
Innerworkings, Inc. (Æ)	928	8
J&J Snack Foods Corp.	381	19
Kenexa Corp. (Æ)	444	11
Knight Transportation, Inc.	1,059	18
Liquidity Services, Inc. (Æ)	48	1
MasTec, Inc. (Æ)	127	3
Mine Safety Appliances Co.	1,620	61
Navigant Consulting, Inc. (Æ)	585	6
Snyders-Lance, Inc.	331	7
Stream Global Services, Inc. (Æ)	97	—
Swisher Hygiene, Inc. Class Common Subscription Recei (Æ)	618	3
Teledyne Technologies, Inc. (Æ)	169	9
TNS, Inc. (Æ)	691	11
TRC Cos., Inc. (Æ)	1,802	11
US Airways Group, Inc. (Æ)	87	1
Valassis Communications, Inc. (Æ)	46	1
Werner Enterprises, Inc.	833	21

		296

Technology - 5.7%
American Science & Engineering, Inc.	220	18
CommVault Systems, Inc. (Æ)	591	26
comScore, Inc. (Æ)	256	7
Comtech Telecommunications Corp.	299	8
DDi Corp.	1,125	11
Deltek, Inc. (Æ)	1,182	9
Digital River, Inc. (Æ)	129	4
Earthlink, Inc.	1,674	13
EPIQ Systems, Inc.	389	6
JDA Software Group, Inc. (Æ)	387	12
Loral Space & Communications, Inc. (Æ)	213	15
Monolithic Power Systems, Inc. (Æ)	245	4
Motricity, Inc. (Æ)	280	2

20	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Multi-Fineline Electronix, Inc. (Æ)	203	4
Novatel Wireless, Inc. (Æ)	195	1
PAETEC Holding Corp. (Æ)	445	2
Pegasystems, Inc.	263	12
Plantronics, Inc.	418	15
Quest Software, Inc. (Æ)	951	22
SAVVIS, Inc. (Æ)	207	8
Schawk, Inc. Class A	445	7
Semtech Corp. (Æ)	1,346	37
SuccessFactors, Inc. (Æ)	5	—
Sycamore Networks, Inc.	406	9
Synaptics, Inc. (Æ)	477	12
TechTarget, Inc. (Æ)	57	—
Tessera Technologies, Inc. (Æ)	101	2
Ultratech, Inc. (Æ)	17	1
Viasat, Inc. (Æ)	105	5
Websense, Inc. (Æ)	517	13

		285

Utilities - 12.0%
Alaska Communications Systems Group, Inc.	1,436	13
Allete, Inc.	563	23
Avista Corp.	1,408	36
Black Hills Corp.	937	28
California Water Service Group	2,027	38
Cbeyond, Inc. (Æ)	98	1
Central Vermont Public Service Corp.	1,353	49
CH Energy Group, Inc.	455	24
Cleco Corp.	196	7
Cogent Communications Group, Inc. (Æ)	195	3
Consolidated Communications Holdings, Inc.	372	7
ICO Global Communications Holdings, Ltd. (Æ)	2,863	8
Idacorp, Inc.	910	36
IDT Corp. Class B	56	2
MGE Energy, Inc.	853	35
Neutral Tandem, Inc. (Æ)	646	11
New Jersey Resources Corp.	376	17
Northwest Natural Gas Co.	294	13
NorthWestern Corp.	202	7
NTELOS Holdings Corp.	92	2
PNM Resources, Inc.	1,148	19
Portland General Electric Co.	2,333	59
South Jersey Industries, Inc.	651	35
UIL Holdings Corp.	524	17
Unisource Energy Corp.	2,422	90
WGL Holdings, Inc.	612	24

		604

Total Common Stocks (cost $4,919)		5,020

Market Value $

Total Investments - 99.6% (identified cost $4,919)	5,020

Other Assets and Liabilities, Net - 0.4%	19

Net Assets - 100.0%	5,039

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Beta ETF	21

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$410	$—	$—	$410
Consumer Staples	641	—	—	641
Energy	63	—	—	63
Financial Services	988	—	—	988
Health Care	1,582	—	—	1,582
Materials and Processing	151	—	—	151
Producer Durables	296	—	—	296
Technology	285	—	—	285
Utilities	604	—	—	604

Total Investments	5,020	—	—	5,020

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 11.0%
Avis Budget Group, Inc. (Æ)	3,891	66
Beazer Homes USA, Inc. (Æ)	15,214	52
Cenveo, Inc. (Æ)	4,861	31
Daktronics, Inc.	278	3
Dana Holding Corp. (Æ)	4,974	91
Gaylord Entertainment Co. (Æ)	844	25
Jones Group, Inc. (The)	1,645	18
K-Swiss, Inc. Class A (Æ)	5,246	56
La-Z-Boy, Inc. Class Z (Æ)	1,390	14
Meritor, Inc. (Æ)	3,031	49
Orient-Express Hotels, Ltd. Class A (Æ)	122	1
Ruby Tuesday, Inc. (Æ)	1,564	17
Skechers U.S.A., Inc. Class A (Æ)	57	1
Stoneridge, Inc. (Æ)	949	14
Wabash National Corp. (Æ)	6,483	61
Winnebago Industries, Inc. (Æ)	5,739	55

		554

Energy - 5.2%
Cal Dive International, Inc. (Æ)	1,992	12
Dawson Geophysical Co. (Æ)	1,079	37
Global Industries, Ltd. (Æ)	1,642	9
Helix Energy Solutions Group, Inc. (Æ)	3,490	58
Tetra Technologies, Inc. (Æ)	1,084	14
Willbros Group, Inc. (Æ)	12,136	103
World Fuel Services Corp.	792	28

		261

Financial Services - 1.4%
Apollo Investment Corp.	1,386	14
FelCor Lodging Trust, Inc. (Æ)(ö)	591	3
First Industrial Realty Trust, Inc. (Æ)(ö)	2,470	29
PennantPark Investment Corp.	1,186	13
Phoenix Cos., Inc. (The) (Æ)	109	—
RAIT Financial Trust (ö)	6,169	13

		72

Materials and Processing - 21.9%
Acuity Brands, Inc.	1,676	93
Beacon Roofing Supply, Inc. (Æ)	1,611	37
Belden, Inc.	1,714	60
Boise, Inc.	660	5
Buckeye Technologies, Inc.	327	9
Cabot Microelectronics Corp. (Æ)	393	18
Century Aluminum Co. (Æ)	5,260	82
Clarcor, Inc.	497	23
Ferro Corp. (Æ)	1,359	18
Gibraltar Industries, Inc. (Æ)	2,374	27
Griffon Corp. (Æ)	2,559	26
HB Fuller Co.	493	12
Interline Brands, Inc. (Æ)	10	—
Kaiser Aluminum Corp.	1,940	107
Kaydon Corp.	1,796	67
Lawson Products, Inc.	191	4

	Principal Amount ($) or Shares	Market Value $
Louisiana-Pacific Corp. (Æ)	11,281	92
Mueller Water Products, Inc. Class A	25,749	103
Olympic Steel, Inc.	640	18
PolyOne Corp.	4,673	72
RBC Bearings, Inc. (Æ)	581	22
Simpson Manufacturing Co., Inc.	1,750	52
Stillwater Mining Co. (Æ)	2,517	55
Texas Industries, Inc.	1,113	46
Universal Forest Products, Inc.	238	6
US Energy Corp. Wyoming (Æ)	6,578	28
Zoltek Cos., Inc. (Æ)	1,649	17

		1,099

Producer Durables - 38.5%
A123 Systems, Inc. (Æ)	5,791	31
Actuant Corp. Class A	3,810	103
Air Transport Services Group, Inc. (Æ)	15,185	105
Aircastle, Ltd.	7,941	101
Albany International Corp. Class A	3,853	102
Altra Holdings, Inc. (Æ)	1,050	25
American Axle & Manufacturing Holdings, Inc. (Æ)	372	4
AO Smith Corp.	726	31
Astec Industries, Inc. (Æ)	792	29
Badger Meter, Inc.	670	25
Barnes Group, Inc.	2,136	53
Briggs & Stratton Corp.	3,483	69
Bristow Group, Inc.	251	13
Cascade Corp.	800	38
Colfax Corp. (Æ)	870	22
Columbus McKinnon Corp. (Æ)	3,710	67
Commercial Vehicle Group, Inc. (Æ)	7,005	99
Dynamic Materials Corp.	1,480	33
EMCOR Group, Inc. (Æ)	48	1
EnPro Industries, Inc. (Æ)	1,835	88
Federal Signal Corp.	14,903	98
Franklin Electric Co., Inc.	509	24
FreightCar America, Inc. (Æ)	2,272	58
Gorman-Rupp Co. (The)	2,091	69
Gulfmark Offshore, Inc. Class A (Æ)	992	44
Heidrick & Struggles International, Inc.	1,045	24
Kelly Services, Inc. Class A (Æ)	415	7
Kforce, Inc. (Æ)	347	5
Middleby Corp. (Æ)	577	54
Modine Manufacturing Co. (Æ)	1,610	25
Mueller Industries, Inc.	1,540	58
NACCO Industries, Inc. Class A	139	13
NN, Inc. (Æ)	494	7
Park-Ohio Holdings Corp. (Æ)	3,179	67
Robbins & Myers, Inc.	1,154	61
RSC Holdings, Inc. (Æ)	930	11
SFN Group, Inc. (Æ)	1,736	16
Titan International, Inc.	536	13
Unisys Corp. (Æ)	1,684	43
United Rentals, Inc. (Æ)	2,437	62
Watts Water Technologies, Inc. Class A	2,073	73
Woodward, Inc.	897	31

Russell 2000 High Beta ETF	23

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Worthington Industries, Inc.	1,361	31

		1,933

Technology - 21.8%
Anixter International, Inc.	221	14
Applied Micro Circuits Corp. (Æ)	4,061	36
Avid Technology, Inc. (Æ)	587	11
Axcelis Technologies, Inc. (Æ)	12,352	20
Black Box Corp.	2,896	91
Cavium, Inc. (Æ)	2,534	110
Cirrus Logic, Inc. (Æ)	1,505	24
Cohu, Inc.	30	—
Entegris, Inc. (Æ)	5,809	59
Finisar Corp. (Æ)	1,359	25
Formfactor, Inc. (Æ)	328	3
FSI International, Inc. (Æ)	5,249	14
Hittite Microwave Corp. (Æ)	1,611	100
II-VI, Inc. (Æ)	1,254	32
Integrated Device Technology, Inc. (Æ)	9,754	77
Integrated Silicon Solution, Inc. (Æ)	2,782	27
MKS Instruments, Inc.	3,349	88
Nanometrics, Inc. (Æ)	3,252	62
Netlogic Microsystems, Inc. (Æ)	374	15
Netscout Systems, Inc. (Æ)	2,098	44
Omnivision Technologies, Inc. (Æ)	1,182	41
Oplink Communications, Inc. (Æ)	1,099	20
Sanmina-SCI Corp. (Æ)	4,049	42
Spansion, Inc. Class A (Æ)	3,615	70
STEC, Inc. (Æ)	220	4
Supertex, Inc. (Æ)	53	1
TTM Technologies, Inc. (Æ)	3,501	56
Universal Display Corp. (Æ)	189	7

		1,093

Total Common Stocks (cost $4,921)		5,012

Total Investments - 99.8% (identified cost $4,921)		5,012

Other Assets and Liabilities, Net - 0.2%		12

Net Assets - 100.0%		5,024

See accompanying notes which are an integral part of this quarterly report.

24	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$554	$—	$—	$554
Energy	261	—	—	261
Financial Services	72	—	—	72
Materials and Processing	1,099	—	—	1,099
Producer Durables	1,933	—	—	1,933
Technology	1,093	—	—	1,093

Total Investments	5,012	—	—	5,012

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Beta ETF	25

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 7.0%
Belo Corp. Class A	1,553	12
CEC Entertainment, Inc.	24	1
Dana Holding Corp. (Æ)	1,051	19
Entercom Communications Corp. Class A (Æ)	912	8
Exide Technologies (Æ)	1,548	12
Gaylord Entertainment Co. (Æ)	2,612	78
Jack in the Box, Inc. (Æ)	108	2
Jones Group, Inc. (The)	170	2
La-Z-Boy, Inc. Class Z (Æ)	1,932	19
Matthews International Corp. Class A	136	5
Pool Corp.	3,600	108
Sinclair Broadcast Group, Inc. Class A	143	2
Stoneridge, Inc. (Æ)	2,930	43
Wabash National Corp. (Æ)	649	6
Wolverine World Wide, Inc.	803	34

		351

Consumer Staples - 4.0%
Boston Beer Co., Inc. Class A (Æ)	50	4
Casey’s General Stores, Inc.	549	24
Lancaster Colony Corp.	557	34
Ruddick Corp.	918	40
Tootsie Roll Industries, Inc.	31	1
Universal Corp.	467	18
Vector Group, Ltd.	3,896	69
Weis Markets, Inc.	236	10

		200

Energy - 1.0%
Willbros Group, Inc. (Æ)	6,036	52

Financial Services - 24.5%
Advent Software, Inc. (Æ)	643	18
Apollo Commercial Real Estate Finance, Inc. (ö)	1,506	24
Ashford Hospitality Trust, Inc. (ö)	4,765	59
Bancfirst Corp.	240	9
BofI Holding, Inc. (Æ)	1,369	20
Capstead Mortgage Corp. (ö)	104	1
Cash America International, Inc.	1,825	106
Cohen & Steers, Inc.	3,274	109
Colony Financial, Inc. (ö)	1,568	28
Diamond Hill Investment Group, Inc.	2	—
Dollar Financial Corp. (Æ)	1,108	24
Dynex Capital, Inc. (ö)	328	3
Euronet Worldwide, Inc. (Æ)	489	8
Ezcorp, Inc. Class A (Æ)	1,483	53
First Financial Bancorp	6,424	107
First Financial Bankshares, Inc.	603	21
First Industrial Realty Trust, Inc. (Æ)(ö)	328	4
Flagstone Reinsurance Holdings SA	21	—
Great Southern Bancorp, Inc.	150	3
Heritage Financial Corp.	273	4
Hilltop Holdings, Inc. (Æ)	262	2
Jack Henry & Associates, Inc.	2,127	64

	Principal Amount ($) or Shares	Market Value $
Lakeland Financial Corp.	651	14
Medical Properties Trust, Inc. (ö)	701	8
Montpelier Re Holdings, Ltd.	1,218	22
Navigators Group, Inc. (The) (Æ)	646	30
Northfield Bancorp, Inc.	873	12
Park National Corp.	100	7
PennantPark Investment Corp.	1,443	16
Penns Woods Bancorp, Inc.	29	1
PennyMac Mortgage Investment Trust (ö)	2,242	37
Platinum Underwriters Holdings, Ltd.	7	—
ProAssurance Corp. (Æ)	578	40
Prospect Capital Corp.	1,053	11
Prosperity Bancshares, Inc.	43	2
PS Business Parks, Inc. (ö)	287	16
Radian Group, Inc.	4,208	18
Resource Capital Corp. (ö)	8,795	56
RLI Corp.	853	53
Roma Financial Corp.	676	7
Starwood Property Trust, Inc. (ö)	3,029	62
Strategic Hotels & Resorts, Inc. (Æ)(ö)	3,862	27
SVB Financial Group (Æ)	1,131	68
Territorial Bancorp, Inc.	61	1
Tompkins Financial Corp.	521	20
UMH Properties, Inc. (ö)	17	—
Universal Health Realty Income Trust (ö)	33	1
Westamerica Bancorporation	55	3
Wright Express Corp. (Æ)	419	22

		1,221

Health Care - 7.0%
Abaxis, Inc. (Æ)	56	2
Amsurg Corp. Class A (Æ)	792	21
Analogic Corp.	59	3
Cepheid, Inc. (Æ)	1,116	39
Chemed Corp.	424	28
CONMED Corp. (Æ)	2,822	79
Greatbatch, Inc. (Æ)	378	10
Haemonetics Corp. (Æ)	475	31
Healthsouth Corp. (Æ)	294	8
Integra LifeSciences Holdings Corp. (Æ)	389	19
Invacare Corp.	140	5
Magellan Health Services, Inc. (Æ)	974	52
Natus Medical, Inc. (Æ)	390	6
PharMerica Corp. (Æ)	152	2
Quality Systems, Inc.	10	1
STERIS Corp.	198	7
West Pharmaceutical Services, Inc.	845	37

		350

Materials and Processing - 10.2%
Acuity Brands, Inc.	1,669	93
Arch Chemicals, Inc.	160	6
Boise, Inc.	1,557	12
Cabot Microelectronics Corp. (Æ)	63	3
Century Aluminum Co. (Æ)	1,514	24
Ferro Corp. (Æ)	478	6
HB Fuller Co.	115	3
Kaydon Corp.	744	28

26	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materion Corp. (Æ)	192	7
Minerals Technologies, Inc.	515	34
Mueller Water Products, Inc. Class A	483	2
NewMarket Corp.	608	103
Olin Corp.	49	1
Owens & Minor, Inc.	2,324	80
Rollins, Inc.	11	—
Sensient Technologies Corp.	82	3
Simpson Manufacturing Co., Inc.	46	1
Texas Industries, Inc.	5	—
United Stationers, Inc.	2,197	78
Watsco, Inc.	288	20
Zoltek Cos., Inc. (Æ)	723	8

		512

Producer Durables - 13.8%
AAR Corp.	237	6
Aircastle, Ltd.	3,440	44
Applied Industrial Technologies, Inc.	1,597	57
Atlas Air Worldwide Holdings, Inc. (Æ)	26	2
Brady Corp. Class A	238	8
Commercial Vehicle Group, Inc. (Æ)	2,675	38
CoStar Group, Inc. (Æ)	460	27
EMCOR Group, Inc. (Æ)	258	8
Forward Air Corp.	37	1
Genesee & Wyoming, Inc. Class A (Æ)	126	7
Gulfmark Offshore, Inc. Class A (Æ)	15	1
Heartland Express, Inc.	1,013	17
HEICO Corp.	225	12
Heidrick & Struggles International, Inc.	294	7
Herman Miller, Inc.	228	6
Kaman Corp. Class A	622	22
Kforce, Inc. (Æ)	1,139	15
Knight Transportation, Inc.	40	1
L-1 Identity Solutions, Inc. Class 1 (Æ)	8,742	102
MAXIMUS, Inc.	465	38
Middleby Corp. (Æ)	135	13
Moog, Inc. Class A (Æ)	20	1
Mueller Industries, Inc.	513	19
Orbital Sciences Corp. (Æ)	285	5
Ship Finance International, Ltd.	538	10
Snyders-Lance, Inc.	107	2
SRA International, Inc. Class A (Æ)	3,319	103
Syntel, Inc.	1,399	83
Teledyne Technologies, Inc. (Æ)	137	7
Unifirst Corp.	274	15
US Ecology, Inc.	174	3
Werner Enterprises, Inc.	176	4
Woodward, Inc.	131	5
Worthington Industries, Inc.	148	3

		692

Technology - 12.8%
Anixter International, Inc.	77	5
Arris Group, Inc. (Æ)	191	2
ATMI, Inc. (Æ)	85	2
Avid Technology, Inc. (Æ)	724	14

	Principal Amount ($) or Shares	Market Value $
Black Box Corp.	2,322	73
Blackbaud, Inc.	967	27
Blackboard, Inc. (Æ)	187	8
CACI International, Inc. Class A (Æ)	171	11
Cognex Corp.	144	5
Coherent, Inc. (Æ)	284	16
DealerTrack Holdings, Inc. (Æ)	1,588	36
FSI International, Inc. (Æ)	5,164	14
Hittite Microwave Corp. (Æ)	1,715	106
II-VI, Inc. (Æ)	1,099	28
Microsemi Corp. (Æ)	348	7
Nanometrics, Inc. (Æ)	4,208	80
Netlogic Microsystems, Inc. (Æ)	279	11
Netscout Systems, Inc. (Æ)	191	4
Power Integrations, Inc.	130	5
Progress Software Corp. (Æ)	2,837	68
Quest Software, Inc. (Æ)	659	15
SMART Modular Technologies WWH, Inc. (Æ)	10,708	98
Super Micro Computer, Inc. (Æ)	157	3

		638

Utilities - 19.3%
Allete, Inc.	5	—
Avista Corp.	111	3
Black Hills Corp.	651	20
CH Energy Group, Inc.	1,274	68
Cleco Corp.	2,875	100
Connecticut Water Service, Inc.	186	5
El Paso Electric Co.	3,405	109
Empire District Electric Co. (The)	3,112	60
Idacorp, Inc.	2,298	91
Laclede Group, Inc. (The)	883	33
MGE Energy, Inc.	4	—
Middlesex Water Co.	320	6
New Jersey Resources Corp.	1,683	75
Nicor, Inc.	1,901	104
NorthWestern Corp.	1,233	41
Pennichuck Corp.	977	28
PNM Resources, Inc.	74	1
Portland General Electric Co.	1,191	30
South Jersey Industries, Inc.	790	43
UIL Holdings Corp.	1,944	63
Unisource Energy Corp.	2,238	84
WGL Holdings, Inc.	4	—

		964

Total Common Stocks (cost $4,912)		4,980

Total Investments - 99.6% (identified cost $4,912)		4,980

Other Assets and Liabilities, Net - 0.4%		20

Net Assets - 100.0%		5,000

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Volatility ETF	27

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$351	$—	$—	$351
Consumer Staples	200	—	—	200
Energy	52	—	—	52
Financial Services	1,221	—	—	1,221
Health Care	350	—	—	350
Materials and Processing	512	—	—	512
Producer Durables	692	—	—	692
Technology	638	—	—	638
Utilities	964	—	—	964

Total Investments	4,980	—	—	4,980

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 18.1%
Acacia Research - Acacia Technologies (Æ)	145	5
Amerco, Inc. (Æ)	88	8
Ancestry.com, Inc. (Æ)	139	6
ANN, Inc. (Æ)	2,123	55
Archipelago Learning, Inc. (Æ)	4,989	49
Arctic Cat, Inc. (Æ)	798	11
Avis Budget Group, Inc. (Æ)	3,251	56
Barnes & Noble, Inc. (Æ)	1,950	32
Boyd Gaming Corp. (Æ)	2,869	25
Bridgepoint Education, Inc. (Æ)	10,190	254
Brunswick Corp.	838	17
Buckle, Inc. (The)	1,404	60
Cabela’s, Inc. (Æ)	1,302	35
Capella Education Co. (Æ)	1,281	54
Coinstar, Inc. (Æ)	902	49
Collective Brands, Inc. (Æ)	2,086	31
Conn’s, Inc. (Æ)	1,359	12
Cooper Tire & Rubber Co.	4,498	89
Corinthian Colleges, Inc. (Æ)	21,956	93
CROCS, Inc. (Æ)	841	22
Crown Media Holdings, Inc. Class A (Æ)	13,776	26
CSS Industries, Inc.	1,652	35
Dana Holding Corp. (Æ)	314	6
DG FastChannel, Inc. (Æ)	2,332	75
Dorman Products, Inc. (Æ)	757	30
Drew Industries, Inc.	1,541	38
Eastman Kodak Co. (Æ)	17,216	62
Express, Inc.	275	6
Finish Line, Inc. (The) Class A	2,142	46
Fuel Systems Solutions, Inc. (Æ)	1,537	38
Furniture Brands International, Inc. (Æ)	1,403	6
Gordmans Stores, Inc. (Æ)	746	13
hhgregg, Inc. (Æ)	2,001	27
Hovnanian Enterprises, Inc. Class A (Æ)	6,635	16
HSN, Inc. (Æ)	2,245	74
Johnson Outdoors, Inc. Class A (Æ)	894	15
Jones Group, Inc. (The)	2,020	22
Live Nation Entertainment, Inc. (Æ)	3,713	43
Men’s Wearhouse, Inc. (The)	2,097	71
Meritage Homes Corp. (Æ)	1,449	33
Meritor, Inc. (Æ)	1,245	20
Monro Muffler Brake, Inc.	7,734	287
Morgans Hotel Group Co. (Æ)	1,527	11
National American University Holdings, Inc.	2,619	25
Nexstar Broadcasting Group, Inc. Class A (Æ)	693	6
Office Depot, Inc. (Æ)	2,107	9
Pier 1 Imports, Inc. (Æ)	4,998	58
Pinnacle Entertainment, Inc. (Æ)	4,207	63
PRIMEDIA, Inc.	4,382	31
Quiksilver, Inc. (Æ)	1,367	6
RealD, Inc. (Æ)	1,616	38
Ruby Tuesday, Inc. (Æ)	2,891	31
Ryland Group, Inc.	3,738	62

	Principal Amount ($) or Shares	Market Value $
Saks, Inc. (Æ)	1,162	13
Shutterfly, Inc. (Æ)	129	7
Skechers U.S.A., Inc. Class A (Æ)	3,756	54
Smith & Wesson Holding Corp. (Æ)	2,842	9
Sotheby’s Class A	145	6
Strayer Education, Inc.	47	6
Sturm Ruger & Co., Inc.	784	17
Talbots, Inc. (Æ)	6,591	22
Tenneco, Inc. (Æ)	545	24
TiVo, Inc. (Æ)	510	5
Travelzoo, Inc. (Æ)	596	39
Tuesday Morning Corp. (Æ)	3,318	15
Vera Bradley, Inc. (Æ)	173	7
Warnaco Group, Inc. (The) (Æ)	244	13
Warner Music Group Corp. (Æ)	12,482	102
Westwood One, Inc. (Æ)	1,230	6
Wet Seal, Inc. (The) Class A (Æ)	5,492	25
Winnebago Industries, Inc. (Æ)	2,790	27
Zipcar, Inc. (Æ)	249	5
Zumiez, Inc. (Æ)	166	4

		2,698

Consumer Staples - 1.8%
Cadiz, Inc. (Æ)	2,631	29
Fresh Market, Inc. (The) (Æ)	312	12
GNC Holdings, Inc. Class A (Æ)	350	8
Limoneira Co.	1,245	28
Nature’s Sunshine Products, Inc. (Æ)	1,309	25
Pilgrim’s Pride Corp. (Æ)	1,474	8
Schiff Nutrition International, Inc.	3,090	35
Seaboard Corp.	29	70
Star Scientific, Inc. (Æ)	7,212	32
Synutra International, Inc. (Æ)	2,812	28

		275

Energy - 14.1%
Abraxas Petroleum Corp. (Æ)	2,000	8
Alon USA Energy, Inc.	2,638	30
Ameresco, Inc. Class A (Æ)	695	10
Apco Oil and Gas International, Inc.	1,276	111
ATP Oil & Gas Corp. (Æ)	3,032	46
Basic Energy Services, Inc. (Æ)	227	7
Berry Petroleum Co. Class A	184	10
BPZ Resources, Inc. (Æ)	13,902	46
Cal Dive International, Inc. (Æ)	2,735	16
CAMAC Energy, Inc. (Æ)	25,253	34
Capstone Turbine Corp. (Æ)	59,202	91
Carrizo Oil & Gas, Inc. (Æ)	117	5
Cheniere Energy, Inc. (Æ)	6,751	62
Clean Energy Fuels Corp. (Æ)	2,346	31
Complete Production Services, Inc. (Æ)	3,448	115
Comstock Resources, Inc. (Æ)	252	7
CVR Energy, Inc. (Æ)	261	6
Delek US Holdings, Inc.	4,132	65
Dril-Quip, Inc. (Æ)	1,401	95
Energy XXI (Bermuda) Ltd. (Æ)	357	12
FuelCell Energy, Inc. (Æ)	42,069	55

Russell 2000 High Volatility ETF	29

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gevo, Inc. (Æ)	1,039	16
Global Geophysical Services, Inc. (Æ)	196	3
Global Industries, Ltd. (Æ)	4,389	24
GMX Resources, Inc. (Æ)	5,951	26
Golar LNG, Ltd.	4,701	165
Gulfport Energy Corp. (Æ)	1,999	59
Hallador Energy Co.	1,358	13
Headwaters, Inc. (Æ)	4,825	15
Helix Energy Solutions Group, Inc. (Æ)	286	5
Hercules Offshore, Inc. (Æ)	8,643	48
Hornbeck Offshore Services, Inc. (Æ)	1,209	33
ION Geophysical Corp. (Æ)	9,353	88
Isramco, Inc. (Æ)	115	8
Key Energy Services, Inc. (Æ)	5,096	92
L&L Energy, Inc. (Æ)	2,059	11
Lufkin Industries, Inc.	98	8
Magnum Hunter Resources Corp. (Æ)	3,315	22
McMoRan Exploration Co. (Æ)	3,826	71
Miller Energy Resources, Inc. (Æ)	2,030	13
Newpark Resources, Inc. (Æ)	4,364	40
Oasis Petroleum, Inc. (Æ)	1,475	44
Patriot Coal Corp. (Æ)	1,810	40
Penn Virginia Corp.	2,588	34
Petroleum Development Corp. (Æ)	116	3
Pioneer Drilling Co. (Æ)	272	4
PowerSecure International, Inc. (Æ)	2,575	19
Rosetta Resources, Inc. (Æ)	1,486	77
Union Drilling, Inc. (Æ)	4,868	50
Uranium Energy Corp. (Æ)	3,420	10
Vantage Drilling Co. (Æ)	14,793	27
W&T Offshore, Inc.	245	6
Warren Resources, Inc. (Æ)	4,952	19
Western Refining, Inc. (Æ)	7,917	143

		2,098

Financial Services - 7.3%
Cathay General Bancorp	721	12
CBL & Associates Properties, Inc. (ö)	2,677	49
Cedar Shopping Centers, Inc. (ö)	2,430	13
CNO Financial Group, Inc. (Æ)	2,588	20
Crawford & Co. Class B	3,154	22
CVB Financial Corp.	2,755	25
Doral Financial Corp. (Æ)	11,275	22
Federal Agricultural Mortgage Corp. Class C	2,748	61
FelCor Lodging Trust, Inc. (Æ)(ö)	1,836	10
First Commonwealth Financial Corp.	18,585	107
First Midwest Bancorp, Inc.	2,404	30
Flagstar Bancorp, Inc. (Æ)	14,709	18
FNB Corp.	3,487	36
Forestar Group, Inc. (Æ)	2,169	36
Gleacher & Co., Inc. (Æ)	17,896	37
Hampton Roads Bankshares, Inc. (Æ)	534	5
Higher One Holdings, Inc. (Æ)	368	7
Highwoods Properties, Inc. (ö)	745	25
Home Properties, Inc. (ö)	1,059	64
iStar Financial, Inc. (Æ)(ö)	7,199	58

	Principal Amount ($) or Shares	Market Value $
Knight Capital Group, Inc. Class A (Æ)	1,184	13
Ladenburg Thalmann Financial Services, Inc. (Æ)	26,782	37
Lexington Realty Trust (ö)	5,093	46
MB Financial, Inc.	369	7
MF Global Holdings, Ltd. (Æ)	11,904	92
MGIC Investment Corp. (Æ)	5,461	32
National Penn Bancshares, Inc.	3,474	28
Netspend Holdings, Inc. (Æ)	988	10
Piper Jaffray Cos. (Æ)	546	16
Radian Group, Inc.	5,313	22
Stewart Information Services Corp.	1,712	17
Strategic Hotels & Resorts, Inc. (Æ)(ö)	6,895	49
Susquehanna Bancshares, Inc.	4,883	39
Umpqua Holdings Corp.	1,380	16
Value Line, Inc.	537	7

		1,088

Health Care - 14.2%
Accretive Health, Inc. (Æ)	653	19
Achillion Pharmaceuticals, Inc. (Æ)	520	4
Acorda Therapeutics, Inc. (Æ)	197	6
Acura Pharmaceuticals, Inc. (Æ)	5,242	20
Aegerion Pharmaceuticals, Inc. (Æ)	312	5
Affymetrix, Inc. (Æ)	550	4
Alkermes, Inc. (Æ)	426	8
Anthera Pharmaceuticals, Inc. (Æ)	12,325	101
Arena Pharmaceuticals, Inc. (Æ)	46,050	63
Ariad Pharmaceuticals, Inc. (Æ)	6,929	79
AVEO Pharmaceuticals, Inc. (Æ)	3,169	65
AVI BioPharma, Inc. (Æ)	8,075	12
BioCryst Pharmaceuticals, Inc. (Æ)	3,287	13
BioScrip, Inc. (Æ)	474	3
Cambrex Corp. (Æ)	5,351	25
Cell Therapeutics, Inc. (Æ)	2,488	4
Centene Corp. (Æ)	1,063	38
Chelsea Therapeutics International, Ltd. (Æ)	2,270	12
Complete Genomics, Inc. (Æ)	315	5
Corcept Therapeutics, Inc. (Æ)	1,738	7
Cubist Pharmaceuticals, Inc. (Æ)	243	9
Curis, Inc. (Æ)	1,788	6
Delcath Systems, Inc. (Æ)	4,507	23
Durect Corp. (Æ)	5,549	11
ePocrates, Inc. (Æ)	8,131	150
Exact Sciences Corp. (Æ)	5,469	47
Exelixis, Inc. (Æ)	12,983	116
Furiex Pharmaceuticals, Inc. (Æ)	1,371	24
Gentiva Health Services, Inc. (Æ)	2,316	48
GTx, Inc. (Æ)	638	3
Hansen Medical, Inc. (Æ)	13,953	48
Healthspring, Inc. (Æ)	1,211	56
Incyte Corp., Ltd. (Æ)	2,186	41
Inhibitex, Inc. (Æ)	14,396	56
InterMune, Inc. (Æ)	2,216	79
Jazz Pharmaceuticals, Inc. (Æ)	155	5
Keryx Biopharmaceuticals, Inc. (Æ)	1,908	9

30	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MAKO Surgical Corp. (Æ)	161	5
MannKind Corp. (Æ)	14,744	56
Medcath Corp. (Æ)	791	11
Metabolix, Inc. (Æ)	698	5
Metropolitan Health Networks, Inc. (Æ)	1,545	7
Micromet, Inc. (Æ)	4,153	24
Momenta Pharmaceuticals, Inc. (Æ)	1,513	29
Nektar Therapeutics (Æ)	3,971	29
NPS Pharmaceuticals, Inc. (Æ)	5,260	50
Nymox Pharmaceutical Corp. (Æ)	6,392	53
Onyx Pharmaceuticals, Inc. (Æ)	223	8
Osiris Therapeutics, Inc. (Æ)	2,933	23
Pacific Biosciences of California, Inc. (Æ)	5,815	68
Pharmacyclics, Inc. (Æ)	361	4
Questcor Pharmaceuticals, Inc. (Æ)	529	13
Rigel Pharmaceuticals, Inc. (Æ)	3,316	30
Sangamo Biosciences, Inc. (Æ)	3,329	20
Sequenom, Inc. (Æ)	7,638	58
Skilled Healthcare Group, Inc. Class A (Æ)	5,835	55
Solta Medical, Inc. (Æ)	1,359	4
Vical, Inc. (Æ)	52,573	216
Vivus, Inc. (Æ)	5,132	42
WellCare Health Plans, Inc. (Æ)	123	6
Zalicus, Inc. (Æ)	10,255	24
ZIOPHARM Oncology, Inc. (Æ)	8,018	49

		2,113

Materials and Processing - 10.0%
American Vanguard Corp.	5,090	66
Ameron International Corp.	178	12
Builders FirstSource, Inc. (Æ)	14,774	32
Calgon Carbon Corp. (Æ)	3,025	51
Codexis, Inc. (Æ)	4,311	42
Coeur d’Alene Mines Corp. (Æ)	5,058	123
Compx International, Inc.	273	4
Fabrinet (Æ)	5,334	129
General Moly, Inc. (Æ)	2,476	11
Georgia Gulf Corp. (Æ)	818	20
Globe Specialty Metals, Inc.	218	5
Gold Resource Corp.	313	8
Graham Packaging Co., Inc. (Æ)	4,925	124
Graphic Packaging Holding Co. (Æ)	6,370	35
Hecla Mining Co. (Æ)	20,946	160
Kraton Performance Polymers, Inc. (Æ)	115	5
Lexicon Pharmaceuticals, Inc. (Æ)	16,026	28
NCI Buildings Systems, Inc. (Æ)	1,749	20
NL Industries, Inc.	3,036	56
Olin Corp.	241	5
Omega Flex, Inc. (Æ)	438	6
Omnova Solutions, Inc. (Æ)	1,524	11
Paramount Gold and Silver Corp. (Æ)	941	3
Schweitzer-Mauduit International, Inc.	1,129	63
Senomyx, Inc. (Æ)	2,098	11
Simpson Manufacturing Co., Inc.	4,133	123
Standex International Corp.	2,701	83
Stillwater Mining Co. (Æ)	4,531	100
Universal Forest Products, Inc.	404	10

	Principal Amount ($) or Shares	Market Value $
US Gold Corp. (Æ)	21,289	128
Zep, Inc.	595	11

		1,485

Producer Durables - 13.7%
A123 Systems, Inc. (Æ)	8,090	43
ACCO Brands Corp. (Æ)	8,839	69
Advisory Board Co. (The) (Æ)	143	8
Aerovironment, Inc. (Æ)	701	25
Alamo Group, Inc.	3,079	73
Alaska Air Group, Inc. (Æ)	840	58
Allegiant Travel Co. Class A (Æ)	690	34
Altra Holdings, Inc. (Æ)	2,791	67
AM Castle & Co. (Æ)	2,791	46
American Superconductor Corp. (Æ)	3,017	27
Broadwind Energy, Inc. (Æ)	25,486	37
CAI International, Inc. (Æ)	2,615	54
Chart Industries, Inc. (Æ)	112	6
Clean Harbors, Inc. (Æ)	85	9
Coleman Cable, Inc. (Æ)	2,988	44
Commercial Vehicle Group, Inc. (Æ)	541	8
Darling International, Inc. (Æ)	725	13
DXP Enterprises, Inc. (Æ)	1,217	31
Ener1, Inc. (Æ)	8,568	9
Energy Recovery, Inc. (Æ)	1,991	7
EnergySolutions, Inc. (Æ)	3,244	16
ESCO Technologies, Inc.	1,476	54
Excel Maritime Carriers, Ltd. Class A (Æ)	3,095	10
Flow International Corp. (Æ)	2,996	11
Force Protection, Inc. (Æ)	6,290	31
General Maritime Corp.	12,534	17
Group 1 Automotive, Inc.	2,693	111
HUB Group, Inc. Class A (Æ)	704	27
Huron Consulting Group, Inc. (Æ)	566	17
Innerworkings, Inc. (Æ)	3,331	28
Kimball International, Inc. Class B	4,925	32
MasTec, Inc. (Æ)	492	10
Measurement Specialties, Inc. (Æ)	912	33
Modine Manufacturing Co. (Æ)	2,159	33
Old Dominion Freight Line, Inc. (Æ)	3,981	147
Penske Automotive Group, Inc.	275	6
PMFG, Inc. (Æ)	1,407	28
Power-One, Inc. (Æ)	6,001	49
Robbins & Myers, Inc.	127	7
Satcon Technology Corp. (Æ)	10,716	26
Sauer-Danfoss, Inc. (Æ)	173	9
ServiceSource International, Inc. (Æ)	303	7
STR Holdings, Inc. (Æ)	4,004	60
Stream Global Services, Inc. (Æ)	1,029	3
Swisher Hygiene, Inc. Class Common Subscription Recei (Æ)	42,361	237
Tecumseh Products Co. Class A (Æ)	512	5
Titan Machinery, Inc. (Æ)	132	4
TRC Cos., Inc. (Æ)	457	3
Trimas Corp. (Æ)	2,660	66
United Rentals, Inc. (Æ)	201	5
Universal Truckload Services, Inc. (Æ)	882	15

Russell 2000 High Volatility ETF	31

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

US Airways Group, Inc. (Æ)	15,664	139
Valassis Communications, Inc. (Æ)	2,264	69
Xerium Technologies, Inc. (Æ)	3,025	56

		2,039

Technology - 18.5%
3D Systems Corp. (Æ)	181	4
ADTRAN, Inc.	184	7
Agilysys, Inc. (Æ)	3,403	28
Aruba Networks, Inc. (Æ)	2,091	62
BroadSoft, Inc. (Æ)	1,867	71
Ciber, Inc. (Æ)	13,726	76
CommVault Systems, Inc. (Æ)	392	17
Computer Task Group, Inc. (Æ)	2,719	36
Comtech Telecommunications Corp.	490	14
Cymer, Inc. (Æ)	105	5
Deltek, Inc. (Æ)	3,950	30
Demand Media, Inc. (Æ)	5,236	71
Echelon Corp. (Æ)	2,576	23
Emulex Corp. (Æ)	11,261	97
Entropic Communications, Inc. (Æ)	4,004	36
Envestnet, Inc. (Æ)	3,508	52
Finisar Corp. (Æ)	1,756	32
Formfactor, Inc. (Æ)	2,674	24
FSI International, Inc. (Æ)	8,089	22
Global Crossing, Ltd. (Æ)	565	22
GT Solar International, Inc. (Æ)	16,640	271
iGate Corp.	1,225	20
Insight Enterprises, Inc. (Æ)	782	14
Intevac, Inc. (Æ)	1,021	10
IntraLinks Holdings, Inc. (Æ)	1,820	31
Kopin Corp. (Æ)	12,643	60
Kulicke & Soffa Industries, Inc. (Æ)	14,317	160
Lionbridge Technologies, Inc. (Æ)	2,064	7
LogMeIn, Inc. (Æ)	144	6
LTX-Credence Corp. (Æ)	8,154	73
Mercury Computer Systems, Inc. (Æ)	1,949	36
Microvision, Inc. (Æ)	7,229	9
Motricity, Inc. (Æ)	2,127	16
NetSuite, Inc. (Æ)	186	7
Novatel Wireless, Inc. (Æ)	1,891	10
OCZ Technology Group, Inc. (Æ)	334	3
Omnivision Technologies, Inc. (Æ)	2,168	75
OpenTable, Inc. (Æ)	82	7
Openwave Systems, Inc. (Æ)	5,808	13
Opnext, Inc. (Æ)	11,233	26
PAETEC Holding Corp. (Æ)	998	5
PC Connection, Inc. (Æ)	1,360	11
Photronics, Inc. (Æ)	2,732	23
Plexus Corp. (Æ)	928	32
Powerwave Technologies, Inc. (Æ)	11,690	34
PROS Holdings, Inc. (Æ)	1,659	29
QLIK Technologies, Inc. (Æ)	253	9
Quantum Corp. (Æ)	13,070	43
RealPage, Inc. (Æ)	1,566	41

	Principal Amount ($) or Shares	Market Value $
RF Micro Devices, Inc. (Æ)	15,272	93
Rogers Corp. (Æ)	936	43
Rubicon Technology, Inc. (Æ)	2,043	34
Schawk, Inc. Class A	4,252	70
ShoreTel, Inc. (Æ)	3,710	38
Silicon Graphics International Corp. (Æ)	718	12
SMART Modular Technologies WWH, Inc. (Æ)	5,280	48
Sonus Networks, Inc. (Æ)	11,963	39
STEC, Inc. (Æ)	4,798	82
SuccessFactors, Inc. (Æ)	210	6
Synchronoss Technologies, Inc. (Æ)	137	4
Take-Two Interactive Software, Inc. (Æ)	3,475	53
Tessera Technologies, Inc. (Æ)	1,115	19
THQ, Inc. (Æ)	2,344	8
TriQuint Semiconductor, Inc. (Æ)	6,331	65
Universal Display Corp. (Æ)	546	19
Veeco Instruments, Inc. (Æ)	2,186	106
Viasystems Group, Inc. (Æ)	1,972	44
VirnetX Holding Corp. (Æ)	5,450	159
Wave Systems Corp. Class A (Æ)	1,489	4

		2,756

Utilities - 2.1%
Approach Resources, Inc. (Æ)	168	4
Dynegy, Inc. Class A (Æ)	11,600	71
Globalstar, Inc. (Æ)	8,006	10
Goodrich Petroleum Corp. (Æ)	1,488	27
Hyperdynamics Corp. (Æ)	754	3
ICO Global Communications Holdings, Ltd. (Æ)	14,858	41
IDT Corp. Class B	840	23
Kodiak Oil & Gas Corp. (Æ)	6,339	37
Northern Oil and Gas, Inc. (Æ)	603	13
Stone Energy Corp. (Æ)	137	4
Swift Energy Co. (Æ)	1,651	62
Vonage Holdings Corp. (Æ)	5,348	24

		319

Total Common Stocks (cost $14,686)		14,871

Total Investments - 99.8% (identified cost $14,686)		14,871

Other Assets and Liabilities, Net - 0.2%		30

Net Assets - 100.0%		14,901

See accompanying notes which are an integral part of this quarterly report.

32	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,698	$—	$—	$2,698
Consumer Staples	275	—	—	275
Energy	2,098	—	—	2,098
Financial Services	1,088	—	—	1,088
Health Care	2,113	—	—	2,113
Materials and Processing	1,485	—	—	1,485
Producer Durables	2,039	—	—	2,039
Technology	2,756	—	—	2,756
Utilities	319	—	—	319

Total Investments	14,871	—	—	14,871

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Volatility ETF	33

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 14.8%
AH Belo Corp. Class A	808	6
Amerco, Inc. (Æ)	328	32
American Greetings Corp. Class A	503	12
America’s Car-Mart, Inc. (Æ)	644	21
Ameristar Casinos, Inc.	568	13
Asbury Automotive Group, Inc. (Æ)	1,257	23
Ascena Retail Group, Inc. (Æ)	1,587	54
Audiovox Corp. Class A (Æ)	867	7
Avis Budget Group, Inc. (Æ)	160	3
Biglari Holdings, Inc. (Æ)	67	26
BJ’s Restaurants, Inc. (Æ)	297	16
Buffalo Wild Wings, Inc. (Æ)	370	25
Callaway Golf Co.	1,252	8
Caribou Coffee Co., Inc. (Æ)	2,083	28
Carter’s, Inc. (Æ)	1,133	35
Cheesecake Factory, Inc. (The) (Æ)	1,694	53
Cooper Tire & Rubber Co.	1,706	34
Cracker Barrel Old Country Store, Inc.	164	8
CROCS, Inc. (Æ)	4,012	102
Dana Holding Corp. (Æ)	4,962	91
Delta Apparel, Inc. (Æ)	506	9
DG FastChannel, Inc. (Æ)	472	15
DineEquity, Inc. (Æ)	407	21
Dollar Thrifty Automotive Group, Inc. (Æ)	1,910	140
Domino’s Pizza, Inc. (Æ)	251	6
Elizabeth Arden, Inc. (Æ)	1,587	46
EW Scripps Co. Class A (Æ)	3,712	36
Fisher Communications, Inc. (Æ)	1,274	38
Gaylord Entertainment Co. (Æ)	692	21
Genesco, Inc. (Æ)	466	24
G-III Apparel Group, Ltd. (Æ)	763	26
Iconix Brand Group, Inc. (Æ)	395	10
Inter Parfums, Inc.	856	20
Johnson Outdoors, Inc. Class A (Æ)	368	6
JOS A Bank Clothiers, Inc. (Æ)	243	12
Krispy Kreme Doughnuts, Inc. (Æ)	389	4
Men’s Wearhouse, Inc. (The)	702	24
Monro Muffler Brake, Inc.	927	35
Motorcar Parts of America, Inc. (Æ)	447	7
Nu Skin Enterprises, Inc. Class A	952	36
PF Chang’s China Bistro, Inc.	170	7
Rent-A-Center, Inc. Class A	759	23
Ruby Tuesday, Inc. (Æ)	1,839	20
Ruth’s Hospitality Group, Inc. (Æ)	3,913	22
Six Flags Entertainment Corp.	272	10
Sotheby’s Class A	1,164	51
Steven Madden, Ltd. (Æ)	1,240	47
Stoneridge, Inc. (Æ)	920	14
Summer Infant, Inc. (Æ)	594	5
Tenneco, Inc. (Æ)	2,982	130
Timberland Co. Class A (Æ)	100	4
Town Sports International Holdings, Inc. (Æ)	721	5
Travelzoo, Inc. (Æ)	134	9
Unifi, Inc. (Æ)	2,026	28

	Principal Amount ($) or Shares	Market Value $
Zagg, Inc. (Æ)	239	3

		1,511

Consumer Staples - 3.1%
Boston Beer Co., Inc. Class A (Æ)	215	19
Casey’s General Stores, Inc.	1,038	47
Central Garden and Pet Co. Class A (Æ)	1,012	10
Diamond Foods, Inc.	55	4
Kirkland’s, Inc. (Æ)	1,325	16
Lancaster Colony Corp.	677	41
MGP Ingredients, Inc.	1,385	12
National Beverage Corp.	2,188	32
Omega Protein Corp. (Æ)	3,657	51
Schiff Nutrition International, Inc.	986	11
Seaboard Corp.	3	7
United Natural Foods, Inc. (Æ)	782	33
Vector Group, Ltd.	1,634	29

		312

Energy - 12.1%
Apco Oil and Gas International, Inc.	1,202	104
Basic Energy Services, Inc. (Æ)	413	13
Berry Petroleum Co. Class A	2,468	131
Carrizo Oil & Gas, Inc. (Æ)	100	4
Complete Production Services, Inc. (Æ)	3,564	119
CVR Energy, Inc. (Æ)	307	8
Delek US Holdings, Inc.	282	4
Dril-Quip, Inc. (Æ)	536	36
Energy XXI (Bermuda) Ltd. (Æ)	109	4
Golar LNG, Ltd.	1,864	65
Gulfport Energy Corp. (Æ)	4,176	124
Hornbeck Offshore Services, Inc. (Æ)	140	4
Key Energy Services, Inc. (Æ)	2,483	45
Lufkin Industries, Inc.	56	5
Magnum Hunter Resources Corp. (Æ)	4,618	31
Oasis Petroleum, Inc. (Æ)	130	4
OYO Geospace Corp. (Æ)	412	41
Petroleum Development Corp. (Æ)	1,574	47
Pioneer Drilling Co. (Æ)	9,021	138
Rosetta Resources, Inc. (Æ)	978	50
W&T Offshore, Inc.	7,710	202
Western Refining, Inc. (Æ)	2,157	39
World Fuel Services Corp.	388	14

		1,232

Financial Services - 16.8%
Advent Software, Inc. (Æ)	722	20
Ameris Bancorp (Æ)	381	3
Amtrust Financial Services, Inc.	212	5
Anworth Mortgage Asset Corp. (ö)	2,241	17
Apollo Investment Corp.	1,321	13
Arrow Financial Corp.	561	14
Ashford Hospitality Trust, Inc. (ö)	2,970	37
Associated Estates Realty Corp. (ö)	970	16
BGC Partners, Inc. Class A	2,206	17
BlackRock Kelso Capital Corp.	3,773	34

34	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cardtronics, Inc. (Æ)	4,178	97
CBL & Associates Properties, Inc. (ö)	2,463	45
Center Financial Corp. (Æ)	964	6
Century Bancorp, Inc. Class A	326	9
Colonial Properties Trust (ö)	1,114	23
Delphi Financial Group, Inc. Class A	667	19
Diamond Hill Investment Group, Inc.	39	3
DiamondRock Hospitality Co. (ö)	1,299	14
DuPont Fabros Technology, Inc. (ö)	1,304	33
Dynex Capital, Inc. (ö)	3,390	33
Entertainment Properties Trust (ö)	1,402	64
Evercore Partners, Inc. Class A	445	15
Extra Space Storage, Inc. (ö)	1,507	32
Ezcorp, Inc. Class A (Æ)	1,185	42
Financial Engines, Inc. (Æ)	160	4
First Cash Financial Services, Inc. (Æ)	1,026	43
First Industrial Realty Trust, Inc. (Æ)(ö)	453	5
First Interstate Bancsystem, Inc. Class A	431	6
First Midwest Bancorp, Inc.	763	9
Getty Realty Corp. (ö)	1,023	26
Gladstone Commercial Corp. (ö)	802	14
Glimcher Realty Trust (ö)	6,927	65
Government Properties Income Trust (ö)	687	19
Greenlight Capital Re, Ltd. Class A (Æ)	604	16
Hatteras Financial Corp. (ö)	347	10
Hersha Hospitality Trust Class A (ö)	5,857	33
HFF, Inc. Class A (Æ)	346	5
Intersections, Inc.	478	9
iStar Financial, Inc. (Æ)(ö)	2,823	23
Kennedy-Wilson Holdings, Inc.	1,550	19
Kohlberg Capital Corp.	398	3
LaSalle Hotel Properties (ö)	708	19
MarketAxess Holdings, Inc.	958	24
MCG Capital Corp.	6,223	38
Meadowbrook Insurance Group, Inc.	1,992	20
Medical Properties Trust, Inc. (ö)	818	9
MFA Financial, Inc. (ö)	5,262	42
National Financial Partners Corp. (Æ)	587	7
National Health Investors, Inc. (ö)	764	34
Nelnet, Inc. Class A	465	10
NewStar Financial, Inc. (Æ)	5,984	64
NorthStar Realty Finance Corp. (ö)	3,380	14
Ocwen Financial Corp. (Æ)	791	10
Omega Healthcare Investors, Inc. (ö)	1,119	24
Oriental Financial Group, Inc.	1,721	22
PennantPark Investment Corp.	3,474	39
Pennsylvania Real Estate Investment Trust (ö)	2,229	35
Post Properties, Inc. (ö)	1,356	55
Resource Capital Corp. (ö)	1,188	8
Signature Bank NY (Æ)	172	10
Sovran Self Storage, Inc. (ö)	161	7
Steiner Leisure, Ltd. (Æ)	312	14
Strategic Hotels & Resorts, Inc. (Æ)(ö)	1,613	11
Sun Communities, Inc. (ö)	1,076	40
Susquehanna Bancshares, Inc.	770	6
TICC Capital Corp.	2,666	26

	Principal Amount ($) or Shares	Market Value $
Trustmark Corp.	1,474	35
Two Harbors Investment Corp. (ö)	339	4
Virtus Investment Partners, Inc. (Æ)	1,659	100
Webster Financial Corp.	939	20
Wintrust Financial Corp.	453	15
World Acceptance Corp. (Æ)	470	31
Wright Express Corp. (Æ)	64	3

		1,716

Health Care - 11.8%
Air Methods Corp. (Æ)	91	7
Align Technology, Inc. (Æ)	127	3
Alkermes, Inc. (Æ)	351	7
Ariad Pharmaceuticals, Inc. (Æ)	3,821	43
AtriCure, Inc. (Æ)	433	6
Caliper Life Sciences, Inc. (Æ)	940	8
Cantel Medical Corp.	742	20
Cardiovascular Systems, Inc. (Æ)	759	11
Computer Programs & Systems, Inc.	537	34
DexCom, Inc. (Æ)	254	4
Endologix, Inc. (Æ)	2,001	19
Ensign Group, Inc. (The)	118	4
Exact Sciences Corp. (Æ)	2,546	22
Exelixis, Inc. (Æ)	322	3
Five Star Quality Care, Inc. (Æ)	710	4
Healthspring, Inc. (Æ)	598	28
HeartWare International, Inc. (Æ)	921	68
HMS Holdings Corp. (Æ)	615	47
Idenix Pharmaceuticals, Inc. (Æ)	4,913	25
Impax Laboratories, Inc. (Æ)	4,933	106
IPC The Hospitalist Co., Inc. (Æ)	74	3
ISTA Pharmaceuticals, Inc. (Æ)	882	7
Jazz Pharmaceuticals, Inc. (Æ)	6,660	221
Medcath Corp. (Æ)	277	4
Medivation, Inc. (Æ)	942	20
Merit Medical Systems, Inc. (Æ)	1,264	23
MWI Veterinary Supply, Inc. (Æ)	48	4
Neoprobe Corp. (Æ)	2,146	7
NxStage Medical, Inc. (Æ)	3,509	72
Obagi Medical Products, Inc. (Æ)	1,030	10
Opko Health, Inc. (Æ)	1,319	5
PDL BioPharma, Inc.	604	4
Pernix Therapeutics Holdings (Æ)	642	5
Quality Systems, Inc.	551	48
Questcor Pharmaceuticals, Inc. (Æ)	2,969	72
Rockwell Medical Technologies, Inc. (Æ)	4,530	58
Salix Pharmaceuticals, Ltd. (Æ)	1,173	47
Sciclone Pharmaceuticals, Inc. (Æ)	1,282	8
Spectrum Pharmaceuticals, Inc. (Æ)	3,020	28
Theravance, Inc. (Æ)	408	9
Transcend Services, Inc. (Æ)	169	5
Viropharma, Inc. (Æ)	1,973	37
WellCare Health Plans, Inc. (Æ)	298	15
ZIOPHARM Oncology, Inc. (Æ)	3,950	24
Zoll Medical Corp. (Æ)	77	4

		1,209

Russell 2000 High Momentum ETF	35

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 10.2%
Acuity Brands, Inc.	407	23
Ameron International Corp.	259	17
Beacon Roofing Supply, Inc. (Æ)	1,265	29
Belden, Inc.	703	25
Blount International, Inc. (Æ)	568	10
Boise, Inc.	4,952	39
Buckeye Technologies, Inc.	934	25
Clearwater Paper Corp. (Æ)	1,454	98
Compx International, Inc.	196	3
Fabrinet (Æ)	2,245	55
Globe Specialty Metals, Inc.	610	14
Hawkins, Inc.	739	27
Haynes International, Inc.	154	10
Innospec, Inc. (Æ)	830	28
Interface, Inc. Class A	194	4
Interline Brands, Inc. (Æ)	2,902	53
KapStone Paper and Packaging Corp. (Æ)	1,488	25
Kraton Performance Polymers, Inc. (Æ)	2,221	86
Libbey, Inc. (Æ)	902	15
LSB Industries, Inc. (Æ)	166	7
NewMarket Corp.	55	9
NL Industries, Inc.	446	8
Omnova Solutions, Inc. (Æ)	1,076	7
PolyOne Corp.	5,031	78
Quaker Chemical Corp.	167	7
Quanex Building Products Corp.	759	12
Schweitzer-Mauduit International, Inc.	1,316	74
TPC Group, Inc. (Æ)	5,299	207
Trex Co., Inc. (Æ)	397	10
US Gold Corp. (Æ)	5,753	35

		1,040

Producer Durables - 12.5%
Actuant Corp. Class A	253	7
Advisory Board Co. (The) (Æ)	138	8
Alamo Group, Inc.	775	18
Alaska Air Group, Inc. (Æ)	758	52
Altra Holdings, Inc. (Æ)	126	3
AM Castle & Co. (Æ)	2,036	34
Amtech Systems, Inc. (Æ)	1,267	26
AT Cross Co. Class A (Æ)	1,070	12
Atlas Air Worldwide Holdings, Inc. (Æ)	487	29
Briggs & Stratton Corp.	926	18
Bristow Group, Inc.	379	19
CAI International, Inc. (Æ)	797	16
Ceradyne, Inc. (Æ)	107	4
Chart Industries, Inc. (Æ)	72	4
Coleman Cable, Inc. (Æ)	2,302	34
Colfax Corp. (Æ)	162	4
Commercial Vehicle Group, Inc. (Æ)	1,528	22
CoStar Group, Inc. (Æ)	64	4
Cubic Corp.	613	31
Darling International, Inc. (Æ)	542	10
Douglas Dynamics, Inc.	472	7
Electronics for Imaging, Inc. (Æ)	362	6
EnPro Industries, Inc. (Æ)	776	37

	Principal Amount ($) or Shares	Market Value $
FreightCar America, Inc. (Æ)	214	5
Global Power Equipment Group, Inc. (Æ)	303	8
Gorman-Rupp Co. (The)	366	12
Greenbrier Cos., Inc. (Æ)	420	8
Heritage-Crystal Clean, Inc. (Æ)	377	7
Hexcel Corp. (Æ)	1,474	32
Huron Consulting Group, Inc. (Æ)	259	8
Insperity, Inc.	555	16
J&J Snack Foods Corp.	739	37
Kaman Corp. Class A	747	26
Kenexa Corp. (Æ)	247	6
Kforce, Inc. (Æ)	2,149	28
LeCroy Corp. (Æ)	797	10
Lithia Motors, Inc. Class A	1,957	38
Littelfuse, Inc.	78	5
MasTec, Inc. (Æ)	343	7
Measurement Specialties, Inc. (Æ)	180	6
Middleby Corp. (Æ)	202	19
Miller Industries, Inc.	1,151	22
NN, Inc. (Æ)	444	7
Odyssey Marine Exploration, Inc. (Æ)	2,482	8
Park-Ohio Holdings Corp. (Æ)	702	15
Preformed Line Products Co.	96	7
Primoris Services Corp.	476	6
Quality Distribution, Inc. (Æ)	255	3
RSC Holdings, Inc. (Æ)	230	3
Sauer-Danfoss, Inc. (Æ)	920	46
SFN Group, Inc. (Æ)	423	4
Ship Finance International, Ltd.	1,017	18
SRA International, Inc. Class A (Æ)	163	5
Sun Hydraulics Corp.	66	3
SYKES Enterprises, Inc. (Æ)	248	5
Syntel, Inc.	422	25
Tecumseh Products Co. Class A (Æ)	467	5
Textainer Group Holdings, Ltd.	303	9
Titan International, Inc.	1,658	40
Trimas Corp. (Æ)	8,674	216
Twin Disc, Inc.	1,443	57
Ultrapetrol Bahamas, Ltd. (Æ)	2,414	12
Unisys Corp. (Æ)	101	3
United Rentals, Inc. (Æ)	2,200	57
X-Rite, Inc. (Æ)	3,716	18

		1,277

Technology - 15.1%
3D Systems Corp. (Æ)	133	3
ACI Worldwide, Inc. (Æ)	93	3
ADTRAN, Inc.	76	3
Anixter International, Inc.	62	4
Arris Group, Inc. (Æ)	3,648	42
Aruba Networks, Inc. (Æ)	2,854	85
AXT, Inc. (Æ)	2,561	22
Blue Coat Systems, Inc. (Æ)	754	16
Calix, Inc. (Æ)	218	5
Cavium, Inc. (Æ)	60	3
Ceva, Inc. (Æ)	327	10
Checkpoint Systems, Inc. (Æ)	457	8

36	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ciber, Inc. (Æ)	1,452	8
CommVault Systems, Inc. (Æ)	1,586	71
Comtech Telecommunications Corp.	128	4
CSG Systems International, Inc. (Æ)	707	13
Digital River, Inc. (Æ)	836	27
Ebix, Inc. (Æ)	1,113	21
Emcore Corp. (Æ)	1,952	5
Entegris, Inc. (Æ)	219	2
FEI Co. (Æ)	102	4
Finisar Corp. (Æ)	2,455	44
GeoEye, Inc. (Æ)	491	18
GT Solar International, Inc. (Æ)	281	5
Hurco Cos., Inc. (Æ)	118	4
iGate Corp.	2,031	33
II-VI, Inc. (Æ)	628	16
Insight Enterprises, Inc. (Æ)	2,665	47
Integral Systems, Inc. (Æ)	328	4
InterDigital, Inc.	316	13
IntraLinks Holdings, Inc. (Æ)	222	4
Kemet Corp. (Æ)	299	4
Lattice Semiconductor Corp. (Æ)	6,356	41
Lawson Software, Inc. (Æ)	2,331	26
LogMeIn, Inc. (Æ)	532	21
Loral Space & Communications, Inc. (Æ)	715	50
Magma Design Automation, Inc. (Æ)	2,681	21
Mediamind Technologies, Inc. (Æ)	156	3
MicroStrategy, Inc. Class A (Æ)	18	3
Netgear, Inc. (Æ)	64	3
Netlogic Microsystems, Inc. (Æ)	512	21
Netscout Systems, Inc. (Æ)	111	2
NetSuite, Inc. (Æ)	257	10
NIC, Inc.	400	5
NVE Corp. (Æ)	594	35
Omnivision Technologies, Inc. (Æ)	936	33
OpenTable, Inc. (Æ)	248	21
Opnet Technologies, Inc.	960	39
Parametric Technology Corp. (Æ)	1,031	24
Photronics, Inc. (Æ)	3,114	26
PROS Holdings, Inc. (Æ)	272	5
QLIK Technologies, Inc. (Æ)	295	10
Quest Software, Inc. (Æ)	1,556	35
RealPage, Inc. (Æ)	144	4
Richardson Electronics, Ltd.	919	12
RightNow Technologies, Inc. (Æ)	1,061	34
SAVVIS, Inc. (Æ)	4,399	175
Semtech Corp. (Æ)	382	10
SMART Modular Technologies WWH, Inc. (Æ)	277	3
Smith Micro Software, Inc. (Æ)	996	4
SolarWinds, Inc. (Æ)	109	3
Sourcefire, Inc. (Æ)	1,348	40
Sycamore Networks, Inc.	204	5
Synaptics, Inc. (Æ)	677	17
Synchronoss Technologies, Inc. (Æ)	495	16
Take-Two Interactive Software, Inc. (Æ)	225	3

	Principal Amount ($) or Shares	Market Value $
TriQuint Semiconductor, Inc. (Æ)	3,973	40
Tyler Technologies, Inc. (Æ)	894	24
Universal Display Corp. (Æ)	1,066	37
Veeco Instruments, Inc. (Æ)	1,093	53
VirnetX Holding Corp. (Æ)	1,896	55
Virtusa Corp. (Æ)	470	9
Web.com Group, Inc. (Æ)	339	4
Westell Technologies, Inc. Class A (Æ)	2,589	9

		1,542

Utilities - 3.3%
8x8, Inc. (Æ)	808	4
Approach Resources, Inc. (Æ)	2,561	59
Atlantic Power Corp.	472	7
Clayton Williams Energy, Inc. (Æ)	141	8
Cogent Communications Group, Inc. (Æ)	729	12
El Paso Electric Co.	197	6
IDT Corp. Class B	1,303	35
Kodiak Oil & Gas Corp. (Æ)	8,493	50
Middlesex Water Co.	1,153	21
Neutral Tandem, Inc. (Æ)	343	6
Nicor, Inc.	310	17
Northern Oil and Gas, Inc. (Æ)	1,991	44
NorthWestern Corp.	1,107	37
Pennichuck Corp.	120	3
Portland General Electric Co.	222	6
Stone Energy Corp. (Æ)	144	4
Swift Energy Co. (Æ)	234	9
UIL Holdings Corp.	178	6

		334

Total Common Stocks (cost $9,765)		10,173

Total Investments - 99.7% (identified cost $9,765)		10,173

Other Assets and Liabilities, Net - 0.3%		31

Net Assets - 100.0%		10,204

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Momentum ETF	37

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,511	$—	$—	$1,511
Consumer Staples	312	—	—	312
Energy	1,232	—	—	1,232
Financial Services	1,716	—	—	1,716
Health Care	1,209	—	—	1,209
Materials and Processing	1,040	—	—	1,040
Producer Durables	1,277	—	—	1,277
Technology	1,542	—	—	1,542
Utilities	334	—	—	334

Total Investments	10,173	—	—	10,173

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

38	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Schedules of Investments — June 30, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

CME - Chicago Mercantile Exchange

GDR - Global Depositary Receipt

Notes to Schedules of Investments	39

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report — June 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of June 30, 2011. This Quarterly Report reports on 10 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

40	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) clarifying existing disclosure and requiring additional disclosure related to fair value measurements and disclosures. Effective for interim and annual reporting periods beginning after December 15, 2009, a reporting entity should disclose separately the amounts of significant transfers in and out of Levels 1, 2 and 3 fair value measurements and describe the reasons for the transfers, provide fair value measurement disclosures for each class of assets and liabilities and provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non recurring fair value measurements that fall in either Level 2 or Level 3. There were no significant transfers between the Levels as of June 30, 2011.

Effective for interim and reporting periods beginning after December 15, 2010, this ASU requires a reporting entity to present separately information about purchases, sales, issuances and settlements on a gross basis, rather than as one net number. Russell Investment Management Company (“RIMCo”) is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

3.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company).

Notes to Quarterly Report	41

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2011 (Unaudited)

4.	Federal Income Taxes

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF
Cost of Investments	$4,895,312	$19,299,208	$19,583,212	$9,996,114	$9,864,242

Unrealized Appreciation	$77,593	$656,880	$234,458	$180,436	$230,502
Unrealized Depreciation	(79,293)	(69,825)	(146,883)	(235,066)	(95,522)

Net Unrealized Appreciation (Depreciation)	$(1,700)	$587,055	$87,575	$(54,630)	$134,980

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Cost of Investments	$4,919,393	$4,921,123	$4,911,758	$14,686,202	$9,764,789

Unrealized Appreciation	$193,321	$191,890	$145,948	$616,543	$560,028
Unrealized Depreciation	(92,746)	(101,494)	(77,352)	(431,804)	(152,138)

Net Unrealized Appreciation (Depreciation)	$100,575	$90,396	$68,596	$184,739	$407,890

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of June 30, 2011, the Funds held no restricted securities that were illiquid.

7.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report.

42	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Shareholder Requests for Additional Information — June 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837; (ii) at www.russelletfs.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837; (ii) at www.russelletfs.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	43

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

2011 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

JUNE 30, 2011

FUND

Russell Aggressive Growth ETF

Russell Consistent Growth ETF

Russell Growth at a Reasonable Price ETF

Russell Contrarian ETF

Russell Equity Income ETF

Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. This quarterly report reports on 6 of these Funds.

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Quarterly Report

June 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 17.9%
Abercrombie & Fitch Co. Class A	138	9
Advance Auto Parts, Inc.	125	7
Amazon.com, Inc. (Æ)	265	54
Apollo Group, Inc. Class A (Æ)	192	8
Autoliv, Inc.	116	9
Big Lots, Inc. (Æ)	156	5
BorgWarner, Inc. (Æ)	133	11
CarMax, Inc. (Æ)	294	10
CBS Corp. Class B	647	18
Chipotle Mexican Grill, Inc. Class A (Æ)	38	12
Coach, Inc.	296	19
Costco Wholesale Corp.	364	30
DeVry, Inc.	126	7
Dick’s Sporting Goods, Inc. (Æ)	175	7
Discovery Communications, Inc. Class A (Æ)	308	13
Dollar Tree, Inc. (Æ)	169	11
Estee Lauder Cos., Inc. (The) Class A	123	13
Expedia, Inc.	340	10
Family Dollar Stores, Inc.	175	9
Fossil, Inc. (Æ)	84	10
Gap, Inc. (The)	492	9
Gentex Corp.	245	7
Goodyear Tire & Rubber Co. (The) (Æ)	469	8
Home Depot, Inc.	1,284	47
Interpublic Group of Cos., Inc. (The)	696	9
Jarden Corp.	190	7
Johnson Controls, Inc.	570	24
Kohl’s Corp.	296	15
Las Vegas Sands Corp. (Æ)	324	14
Liberty Media Corp. - Starz (Æ)	93	7
Limited Brands, Inc.	321	12
LKQ Corp. (Æ)	286	7
Lowe’s Cos., Inc.	1,161	27
Macy’s, Inc.	476	14
Marriott International, Inc. Class A	313	11
McGraw-Hill Cos., Inc. (The)	331	14
Netflix, Inc. (Æ)	45	12
Nordstrom, Inc.	216	10
NVR, Inc. (Æ)	10	7
Omnicom Group, Inc.	303	15
O’Reilly Automotive, Inc. (Æ)	173	11
Panera Bread Co. Class A (Æ)	53	7
PetSmart, Inc.	192	9
priceline.com, Inc. (Æ)	41	21
Ross Stores, Inc.	148	12
Scripps Networks Interactive, Inc. Class A	152	7
Sirius XM Radio, Inc. (Æ)	5,390	12
Snap-On, Inc.	115	7
Stanley Black & Decker, Inc.	169	12
Starbucks Corp.	634	25
Starwood Hotels & Resorts Worldwide, Inc. (ö)	208	12
Target Corp.	596	28
Tempur-Pedic International, Inc. (Æ)	136	9

	Principal Amount ($) or Shares	Market Value $
Tiffany & Co.	160	13
TJX Cos., Inc.	371	19
Tractor Supply Co.	125	8
Tupperware Brands Corp.	119	8
Urban Outfitters, Inc. (Æ)	235	7
WABCO Holdings, Inc. (Æ)	118	8
Wal-Mart Stores, Inc.	1,417	76
Williams-Sonoma, Inc.	178	6
Wynn Resorts, Ltd.	87	12

		877

Consumer Staples - 2.0%
Corn Products International, Inc.	139	8
Green Mountain Coffee Roasters, Inc. (Æ)	146	13
Hansen Natural Corp. (Æ)	120	10
Herbalife, Ltd.	194	11
Kroger Co. (The)	631	16
Safeway, Inc.	459	11
Walgreen Co.	748	31

		100

Energy - 16.5%
Alpha Natural Resources, Inc. (Æ)	159	7
Anadarko Petroleum Corp.	395	30
Arch Coal, Inc.	237	6
Baker Hughes, Inc.	356	26
Cameron International Corp. (Æ)	247	12
Cimarex Energy Co.	97	9
Concho Resources, Inc. (Æ)	113	10
Core Laboratories NV	75	8
Denbury Resources, Inc. (Æ)	459	9
Devon Energy Corp.	356	28
EOG Resources, Inc.	212	22
Exxon Mobil Corp.	3,564	291
First Solar, Inc. (Æ)	66	9
Forest Oil Corp. (Æ)	197	5
Halliburton Co.	714	36
Newfield Exploration Co. (Æ)	151	10
Noble Energy, Inc.	167	15
Occidental Petroleum Corp.	601	63
Oceaneering International, Inc.	176	7
Oil States International, Inc. (Æ)	94	8
Peabody Energy Corp.	247	15
Petrohawk Energy Corp. (Æ)	392	10
Pioneer Natural Resources Co.	124	11
Range Resources Corp.	187	10
Schlumberger, Ltd.	984	85
SM Energy Co.	104	8
Sunoco, Inc.	182	8
Superior Energy Services, Inc. (Æ)	164	6
Walter Energy, Inc. Class A	70	8
Weatherford International, Ltd. (Æ)	708	13
Whiting Petroleum Corp. (Æ)	142	8
Williams Cos., Inc. (The)	546	17

		810

Russell Aggressive Growth ETF	3

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 4.7%
Affiliated Managers Group, Inc. (Æ)	76	8
Aflac, Inc.	408	19
Alliance Data Systems Corp. (Æ)	89	8
American Express Co.	820	43
CB Richard Ellis Group, Inc. Class A (Æ)	365	9
Eaton Vance Corp.	221	7
Franklin Resources, Inc.	138	18
IntercontinentalExchange, Inc. (Æ)	87	11
Jones Lang LaSalle, Inc.	74	7
Mastercard, Inc. Class A	84	25
MSCI, Inc. Class A (Æ)	198	7
Raymond James Financial, Inc.	186	6
T Rowe Price Group, Inc.	246	15
TD Ameritrade Holding Corp.	377	7
Visa, Inc. Class A	382	33
Waddell & Reed Financial, Inc. Class A	171	6

		229

Health Care - 11.6%
Alere, Inc. (Æ)	173	6
Alexion Pharmaceuticals, Inc. (Æ)	214	10
Allergan, Inc.	272	23
AmerisourceBergen Corp. Class A	308	13
Baxter International, Inc.	493	29
Becton Dickinson and Co.	209	18
Biogen Idec, Inc. (Æ)	228	24
Celgene Corp. (Æ)	396	24
Cerner Corp. (Æ)	176	11
Cigna Corp.	292	15
Covance, Inc. (Æ)	127	8
CR Bard, Inc.	111	12
DaVita, Inc. (Æ)	120	10
Dentsply International, Inc.	223	8
Edwards Lifesciences Corp. (Æ)	130	11
Endo Pharmaceuticals Holdings, Inc. (Æ)	198	8
Express Scripts, Inc. Class A (Æ)	457	25
Gen-Probe, Inc. (Æ)	102	7
Gilead Sciences, Inc. (Æ)	682	28
Henry Schein, Inc. (Æ)	127	9
IDEXX Laboratories, Inc. (Æ)	98	8
Illumina, Inc. (Æ)	148	11
Intuitive Surgical, Inc. (Æ)	40	15
Laboratory Corp. of America Holdings (Æ)	121	12
Life Technologies Corp. (Æ)	212	11
Medco Health Solutions, Inc. (Æ)	358	20
Medtronic, Inc.	871	34
Perrigo Co.	112	10
Quest Diagnostics, Inc.	167	10
ResMed, Inc. (Æ)	255	8
St. Jude Medical, Inc.	315	15
Stryker Corp.	291	17
SXC Health Solutions Corp. (Æ)	125	7
United Therapeutics Corp. (Æ)	101	6
UnitedHealth Group, Inc.	880	44
Universal Health Services, Inc. Class B	153	8
Varian Medical Systems, Inc. (Æ)	152	11

	Principal Amount ($) or Shares	Market Value $
Watson Pharmaceuticals, Inc. Class B (Æ)	154	11
Zimmer Holdings, Inc. (Æ)	214	14

		571

Materials and Processing - 4.6%
Air Products & Chemicals, Inc.	196	19
Allegheny Technologies, Inc.	134	9
Aptargroup, Inc.	137	7
Ball Corp.	253	10
Cliffs Natural Resources, Inc.	139	13
Dow Chemical Co. (The)	912	32
Eastman Chemical Co.	95	10
Ecolab, Inc.	249	14
Fastenal Co.	322	12
FMC Corp.	103	9
Lubrizol Corp.	78	10
PPG Industries, Inc.	162	15
Praxair, Inc.	254	27
Sherwin-Williams Co. (The)	117	10
Steel Dynamics, Inc.	389	6
Timken Co.	146	7
United States Steel Corp.	182	8
Valspar Corp.	184	7

		225

Producer Durables - 12.9%
3M Co.	538	50
Agilent Technologies, Inc. (Æ)	340	17
Ametek, Inc.	213	10
Bucyrus International, Inc. Class A	101	9
Caterpillar, Inc.	472	49
CH Robinson Worldwide, Inc.	175	14
CSX Corp.	975	26
Cummins, Inc.	179	19
Danaher Corp.	452	24
Deere & Co.	338	28
Dover Corp.	197	13
Eaton Corp.	312	16
Expeditors International of Washington, Inc.	236	12
Flir Systems, Inc.	236	8
Gardner Denver, Inc.	94	8
Honeywell International, Inc.	602	36
IDEX Corp.	159	7
IHS, Inc. Class A (Æ)	84	7
Illinois Tool Works, Inc.	387	22
Ingersoll-Rand PLC	315	14
JB Hunt Transport Services, Inc.	162	8
Kansas City Southern (Æ)	153	9
Lincoln Electric Holdings, Inc.	178	6
Manpower, Inc.	128	7
Mettler-Toledo International, Inc. (Æ)	49	8
Nalco Holding Co.	254	7
Norfolk Southern Corp.	319	24
PACCAR, Inc.	337	17
Pentair, Inc.	187	8
Robert Half International, Inc.	251	7

4	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rockwell Automation, Inc.	146	13
Rockwell Collins, Inc.	178	11
Roper Industries, Inc.	117	10
Stericycle, Inc. (Æ)	109	10
Trimble Navigation, Ltd. (Æ)	173	7
Union Pacific Corp.	393	41
Wabtec Corp.	100	7
Waste Connections, Inc.	237	8
Waters Corp. (Æ)	116	11
Western Union Co. (The)	679	14
WW Grainger, Inc.	73	11

		633

Technology - 28.1%
Adobe Systems, Inc. (Æ)	498	16
Advanced Micro Devices, Inc. (Æ)	938	7
Akamai Technologies, Inc. (Æ)	244	8
Altera Corp.	322	15
American Tower Corp. Class A (Æ)	364	19
Amphenol Corp. Class A	202	11
Ansys, Inc. (Æ)	146	8
Apple, Inc. (Æ)	640	214
Applied Materials, Inc.	1,211	16
Atmel Corp. (Æ)	648	9
Autodesk, Inc. (Æ)	260	10
Avago Technologies, Ltd.	218	8
Broadcom Corp. Class A	485	16
Cisco Systems, Inc.	4,183	65
Citrix Systems, Inc. (Æ)	189	15
Cognizant Technology Solutions Corp. Class A (Æ)	261	19
Cree, Inc. (Æ)	172	6
Crown Castle International Corp. (Æ)	306	12
EMC Corp. (Æ)	1,581	44
Equinix, Inc. (Æ)	78	8
F5 Networks, Inc. (Æ)	99	11
Google, Inc. Class A (Æ)	175	89
Hewlett-Packard Co.	1,614	59
Informatica Corp. (Æ)	150	9
International Business Machines Corp.	908	155
Intuit, Inc. (Æ)	278	14
Jabil Circuit, Inc.	345	7
Juniper Networks, Inc. (Æ)	469	15
Lam Research Corp. (Æ)	167	7
LSI Corp. (Æ)	1,088	8
Marvell Technology Group, Ltd. (Æ)	662	10
Microsoft Corp.	5,434	140
NetApp, Inc. (Æ)	330	17
Novellus Systems, Inc. (Æ)	184	7
ON Semiconductor Corp. (Æ)	753	8
Oracle Corp.	2,744	90
Polycom, Inc. (Æ)	146	9
Qualcomm, Inc.	1,208	69
Rovi Corp. (Æ)	158	9

	Principal Amount ($) or Shares	Market Value $
Salesforce.com, Inc. (Æ)	112	17
SanDisk Corp. (Æ)	256	11
SBA Communications Corp. Class A (Æ)	194	7
Seagate Technology PLC	625	10
Skyworks Solutions, Inc. (Æ)	261	6
Solera Holdings, Inc.	137	8
Teradata Corp. (Æ)	204	12
Texas Instruments, Inc.	970	32
Varian Semiconductor Equipment Associates, Inc. (Æ)	144	9
VMware, Inc. Class A (Æ)	106	11

		1,382

Utilities - 1.3%
Chesapeake Energy Corp.	582	17
ITC Holdings Corp.	99	7
MetroPCS Communications, Inc. (Æ)	451	8
NII Holdings, Inc. (Æ)	223	9
Southwestern Energy Co. (Æ)	343	15
Ultra Petroleum Corp. (Æ)	196	9

		65

Total Common Stocks (cost $4,872)		4,892

Total Investments - 99.6% (identified cost $4,872)		4,892

Other Assets and Liabilities, Net - 0.4%		20

Net Assets - 100.0%		4,912

See accompanying notes which are an integral part of this quarterly report.

Russell Aggressive Growth ETF	5

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$877	$—	$—	$877
Consumer Staples	100	—	—	100
Energy	810	—	—	810
Financial Services	229	—	—	229
Health Care	571	—	—	571
Materials and Processing	225	—	—	225
Producer Durables	633	—	—	633
Technology	1,382	—	—	1,382
Utilities	65	—	—	65

Total Investments	4,892	—	—	4,892

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 14.1%
Amazon.com, Inc. (Æ)	283	59
Autoliv, Inc.	153	12
BorgWarner, Inc. (Æ)	165	13
CarMax, Inc. (Æ)	373	12
Chipotle Mexican Grill, Inc. Class A (Æ)	47	14
Coach, Inc.	348	22
Darden Restaurants, Inc.	240	12
Discovery Communications, Inc. Class A (Æ)	373	15
Dollar Tree, Inc. (Æ)	214	14
eBay, Inc. (Æ)	1,032	33
Estee Lauder Cos., Inc. (The) Class A	149	16
Gap, Inc. (The)	605	11
Harley-Davidson, Inc.	329	13
Home Depot, Inc.	1,371	51
Kohl’s Corp.	346	17
Limited Brands, Inc.	398	15
Marriott International, Inc. Class A	385	14
McGraw-Hill Cos., Inc. (The)	398	17
Netflix, Inc. (Æ)	57	15
Nike, Inc. Class B	345	31
Nordstrom, Inc.	272	13
Omnicom Group, Inc.	357	17
O’Reilly Automotive, Inc. (Æ)	212	14
priceline.com, Inc. (Æ)	47	24
Ross Stores, Inc.	183	15
Starbucks Corp.	711	28
Starwood Hotels & Resorts Worldwide, Inc. (ö)	252	14
Tiffany & Co.	197	15
TJX Cos., Inc.	426	22
VF Corp.	132	14
Viacom, Inc. Class A	576	29
Walt Disney Co. (The)	1,534	61
Yum! Brands, Inc.	464	26

		698

Consumer Staples - 6.7%
Coca-Cola Co. (The)	1,582	106
Colgate-Palmolive Co.	427	37
Dr Pepper Snapple Group, Inc.	346	15
General Mills, Inc.	656	24
Green Mountain Coffee Roasters, Inc. (Æ)	185	17
Kellogg Co.	303	17
McCormick & Co., Inc.	238	12
PepsiCo, Inc.	1,237	87
Sara Lee Corp.	830	16

		331

Energy - 15.3%
Apache Corp.	321	40
Baker Hughes, Inc.	396	29
Cameron International Corp. (Æ)	293	15
Consol Energy, Inc.	288	14

	Principal Amount ($) or Shares	Market Value $
Denbury Resources, Inc. (Æ)	565	11
EQT Corp.	243	13
Exxon Mobil Corp.	3,668	298
First Solar, Inc. (Æ)	82	11
FMC Technologies, Inc. (Æ)	311	14
Halliburton Co.	778	40
Helmerich & Payne, Inc.	167	11
National Oilwell Varco, Inc.	382	30
Noble Energy, Inc.	194	17
Occidental Petroleum Corp.	635	66
Peabody Energy Corp.	285	17
Pioneer Natural Resources Co.	149	13
QEP Resources, Inc.	294	12
Schlumberger, Ltd.	1,033	89
Walter Energy, Inc. Class A	86	10
Whiting Petroleum Corp. (Æ)	170	10

		760

Financial Services - 5.1%
Aflac, Inc.	461	22
American Express Co.	887	46
Fiserv, Inc. (Æ)	212	13
Franklin Resources, Inc.	160	21
Marsh & McLennan Cos., Inc.	613	19
Mastercard, Inc. Class A	96	29
Public Storage (ö)	161	18
Simon Property Group, Inc. (ö)	270	31
T Rowe Price Group, Inc.	287	17
Visa, Inc. Class A	422	36

		252

Health Care - 8.6%
Amgen, Inc. (Æ)	803	46
Baxter International, Inc.	548	33
Becton Dickinson and Co.	242	21
Biogen Idec, Inc. (Æ)	264	28
Cerner Corp. (Æ)	216	13
Covidien PLC	486	26
CR Bard, Inc.	133	15
DaVita, Inc. (Æ)	149	13
Edwards Lifesciences Corp. (Æ)	159	14
Gilead Sciences, Inc. (Æ)	753	31
Hospira, Inc. (Æ)	242	14
Intuitive Surgical, Inc. (Æ)	48	18
Laboratory Corp. of America Holdings (Æ)	145	14
Life Technologies Corp. (Æ)	260	14
Medtronic, Inc.	951	36
Perrigo Co.	144	13
Quest Diagnostics, Inc.	205	12
St. Jude Medical, Inc.	367	17
Stryker Corp.	335	20
Varian Medical Systems, Inc. (Æ)	189	13
Zimmer Holdings, Inc. (Æ)	257	16

		427

Russell Consistent Growth ETF	7

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 6.0%
Air Products & Chemicals, Inc.	226	22
Ball Corp.	323	12
Celanese Corp. Class A	266	14
CF Industries Holdings, Inc.	98	14
Cliffs Natural Resources, Inc.	162	15
Eastman Chemical Co.	117	12
Ecolab, Inc.	300	17
EI du Pont de Nemours & Co.	763	42
Fastenal Co.	400	14
Lubrizol Corp.	97	13
Monsanto Co.	480	35
Mosaic Co. (The)	199	13
PPG Industries, Inc.	188	17
Praxair, Inc.	283	31
Sherwin-Williams Co. (The)	147	12
Sigma-Aldrich Corp.	194	14

		297

Producer Durables - 18.2%
3M Co.	573	55
Accenture PLC Class A	551	33
Agilent Technologies, Inc. (Æ)	399	20
Ametek, Inc.	270	12
Automatic Data Processing, Inc.	489	26
Bucyrus International, Inc. Class A	125	11
Caterpillar, Inc.	501	53
CH Robinson Worldwide, Inc.	210	17
Cooper Industries PLC	224	13
CSX Corp.	1,086	28
Cummins, Inc.	204	21
Danaher Corp.	507	27
Deere & Co.	370	31
Dover Corp.	237	16
Eaton Corp.	361	19
Emerson Electric Co.	648	36
Expeditors International of Washington, Inc.	288	15
Flowserve Corp.	93	10
General Dynamics Corp.	334	25
Goodrich Corp.	169	16
Honeywell International, Inc.	655	39
Illinois Tool Works, Inc.	439	25
ITT Corp.	244	14
Joy Global, Inc.	142	14
Norfolk Southern Corp.	360	27
PACCAR, Inc.	389	20
Pall Corp.	202	11
Parker Hannifin Corp.	186	17
Rockwell Automation, Inc.	173	15
Rockwell Collins, Inc.	217	13
Roper Industries, Inc.	146	12
Stericycle, Inc. (Æ)	134	12
Union Pacific Corp.	426	44

	Principal Amount ($) or Shares	Market Value $
United Parcel Service, Inc. Class B	595	43
United Technologies Corp.	735	66
Waters Corp. (Æ)	145	14
Western Union Co. (The)	806	16
WW Grainger, Inc.	89	14

		900

Technology - 24.8%
Adobe Systems, Inc. (Æ)	579	18
Akamai Technologies, Inc. (Æ)	310	10
Altera Corp.	382	18
American Tower Corp. Class A (Æ)	417	22
Amphenol Corp. Class A	249	13
Analog Devices, Inc.	385	15
Apple, Inc. (Æ)	660	221
Applied Materials, Inc.	1,388	18
Autodesk, Inc. (Æ)	318	12
Broadcom Corp. Class A	555	19
Cisco Systems, Inc.	4,409	69
Citrix Systems, Inc. (Æ)	225	18
Cognizant Technology Solutions Corp. Class A (Æ)	296	22
EMC Corp. (Æ)	1,697	47
F5 Networks, Inc. (Æ)	124	14
Google, Inc. Class A (Æ)	183	93
International Business Machines Corp.	943	162
Lam Research Corp. (Æ)	211	9
Linear Technology Corp.	363	12
Microsoft Corp.	5,652	147
NetApp, Inc. (Æ)	386	20
NVIDIA Corp. (Æ)	777	12
Oracle Corp.	2,878	95
Qualcomm, Inc.	1,277	73
Salesforce.com, Inc. (Æ)	132	20
Teradata Corp. (Æ)	254	15
Texas Instruments, Inc.	1,060	35

		1,229

Utilities - 0.8%
NII Holdings, Inc. (Æ)	284	12
Southwestern Energy Co. (Æ)	405	17
Ultra Petroleum Corp. (Æ)	241	11

		40

Total Common Stocks (cost $4,953)		4,934

Total Investments - 99.6% (identified cost $4,953)		4,934

Other Assets and Liabilities, Net - 0.4%		19

Net Assets - 100.0%		4,953

See accompanying notes which are an integral part of this quarterly report.

8	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$698	$—	$—	$698
Consumer Staples	331	—	—	331
Energy	760	—	—	760
Financial Services	252	—	—	252
Health Care	427	—	—	427
Materials and Processing	297	—	—	297
Producer Durables	900	—	—	900
Technology	1,229	—	—	1,229
Utilities	40	—	—	40

Total Investments	4,934	—	—	4,934

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Consistent Growth ETF	9

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 14.8%
Advance Auto Parts, Inc.	406	24
Apollo Group, Inc. Class A (Æ)	651	28
AutoZone, Inc. (Æ)	114	34
Avon Products, Inc.	1,491	42
Bed Bath & Beyond, Inc. (Æ)	882	51
CarMax, Inc. (Æ)	975	32
Coach, Inc.	942	60
Darden Restaurants, Inc.	627	31
DeVry, Inc.	432	26
Dollar Tree, Inc. (Æ)	561	37
Family Dollar Stores, Inc.	582	31
Fossil, Inc. (Æ)	285	34
Gap, Inc. (The)	1,605	29
Gentex Corp.	837	25
Genuine Parts Co.	636	35
Harley-Davidson, Inc.	873	36
Home Depot, Inc.	3,900	140
International Game Technology	1,638	29
JC Penney Co., Inc.	948	33
Kohl’s Corp.	939	47
Lowe’s Cos., Inc.	3,570	83
McDonald’s Corp.	2,406	202
Nike, Inc. Class B	954	86
Nordstrom, Inc.	714	34
NVR, Inc. (Æ)	34	25
Omnicom Group, Inc.	966	47
O’Reilly Automotive, Inc. (Æ)	573	38
Panera Bread Co. Class A (Æ)	183	23
PetSmart, Inc.	648	29
Polo Ralph Lauren Corp. Class A	249	33
Ross Stores, Inc.	483	39
Snap-On, Inc.	396	25
Staples, Inc.	2,346	37
Starbucks Corp.	1,971	78
Target Corp.	1,833	86
Tiffany & Co.	528	41
TJX Cos., Inc.	1,167	61
Tupperware Brands Corp.	408	28
Urban Outfitters, Inc. (Æ)	810	23
VF Corp.	348	38
Wal-Mart Stores, Inc.	4,262	225
Whirlpool Corp.	348	28
Yum! Brands, Inc.	1,278	71

		2,184

Consumer Staples - 11.1%
Archer-Daniels-Midland Co.	1,773	53
Church & Dwight Co., Inc.	708	29
Clorox Co.	525	35
Coca-Cola Co. (The)	4,539	306
Colgate-Palmolive Co.	1,206	105
ConAgra Foods, Inc.	1,611	42
Energizer Holdings, Inc. (Æ)	378	27
General Mills, Inc.	1,809	67
Hormel Foods Corp.	882	26

	Principal Amount ($) or Shares	Market Value $
Kellogg Co.	834	46
Kimberly-Clark Corp.	1,098	73
McCormick & Co., Inc.	618	31
PepsiCo, Inc.	3,540	250
Procter & Gamble Co. (The)	6,139	391
Sysco Corp.	1,809	56
Walgreen Co.	2,301	98

		1,635

Energy - 11.0%
Atwood Oceanics, Inc. (Æ)	474	21
Cameron International Corp. (Æ)	789	40
Consol Energy, Inc.	771	37
EQT Corp.	639	34
Exxon Mobil Corp.	10,596	861
Halliburton Co.	2,187	112
Helmerich & Payne, Inc.	435	29
Hubbell, Inc. Class B	357	23
Marathon Oil Corp.	1,758	93
Murphy Oil Corp.	618	41
National Oilwell Varco, Inc.	1,065	83
Occidental Petroleum Corp.	1,809	188
Peabody Energy Corp.	780	46
Rowan Cos., Inc. (Æ)	636	25

		1,633

Financial Services - 6.5%
Aflac, Inc.	1,272	59
Alliance Data Systems Corp. (Æ)	303	29
American Express Co.	2,505	129
American Financial Group, Inc.	642	23
Brown & Brown, Inc.	879	23
Chubb Corp.	894	56
Eaton Vance Corp.	759	23
Equifax, Inc.	687	24
Factset Research Systems, Inc.	255	26
Fiserv, Inc. (Æ)	576	36
Franklin Resources, Inc.	435	57
Goldman Sachs Group, Inc. (The)	1,150	152
HCC Insurance Holdings, Inc.	768	24
Northern Trust Corp.	822	38
SEI Investments Co.	1,005	23
T Rowe Price Group, Inc.	780	47
Torchmark Corp.	420	27
US Bancorp	4,536	116
Waddell & Reed Financial, Inc. Class A	588	21
WR Berkley Corp.	765	25

		958

Health Care - 11.9%
Abbott Laboratories	3,476	183
Aetna, Inc.	1,260	56
AmerisourceBergen Corp. Class A	999	41
Amgen, Inc.	2,253	131
Baxter International, Inc.	1,527	91
Becton Dickinson and Co.	660	57

10	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cardinal Health, Inc.	1,143	52
Cigna Corp.	942	48
Covance, Inc. (Æ)	438	26
Coventry Health Care, Inc. (Æ)	825	30
CR Bard, Inc.	353	39
DaVita, Inc. (Æ)	393	34
Dentsply International, Inc.	750	29
Endo Pharmaceuticals Holdings, Inc. (Æ)	675	27
Express Scripts, Inc. Class A (Æ)	1,416	76
Henry Schein, Inc. (Æ)	423	30
IDEXX Laboratories, Inc. (Æ)	333	26
Laboratory Corp. of America Holdings (Æ)	393	38
Lincare Holdings, Inc.	765	22
McKesson Corp.	726	61
Mednax, Inc. (Æ)	333	24
Medtronic, Inc.	2,667	103
Patterson Cos., Inc.	726	24
Perrigo Co.	375	33
Pharmaceutical Product Development, Inc.	819	22
Quest Diagnostics, Inc.	552	33
St. Jude Medical, Inc.	999	48
Stryker Corp.	915	54
UnitedHealth Group, Inc.	2,685	138
Universal Health Services, Inc. Class B	522	27
Varian Medical Systems, Inc. (Æ)	498	35
WellPoint, Inc.	1,005	79
Zimmer Holdings, Inc. (Æ)	690	44

		1,761

Materials and Processing - 4.0%
Air Products & Chemicals, Inc.	618	59
Airgas, Inc.	408	29
Albemarle Corp.	465	32
Ball Corp.	843	32
Brown-Forman Corp. Class B-ADR	448	33
Eastman Chemical Co.	315	32
Ecolab, Inc.	804	45
Fastenal Co.	1,056	38
PPG Industries, Inc.	513	47
Praxair, Inc.	780	86
Precision Castparts Corp.	402	66
Sherwin-Williams Co. (The)	387	32
Sigma-Aldrich Corp.	510	37
Southern Copper Corp.	759	25

		593

Producer Durables - 22.0%
3M Co.	1,625	154
Accenture PLC Class A	1,548	94
Ametek, Inc.	705	32
Automatic Data Processing, Inc.	1,350	71
Carlisle Cos., Inc.	498	25
Caterpillar, Inc.	1,424	152
CH Robinson Worldwide, Inc.	564	44
Cintas Corp.	822	27
Copart, Inc. (Æ)	507	24
CSX Corp.	3,015	79

	Principal Amount ($) or Shares	Market Value $
Cummins, Inc.	561	58
Danaher Corp.	1,404	74
Deere & Co.	1,038	86
Donaldson Co., Inc.	429	26
Dover Corp.	636	43
Eaton Corp.	984	51
Emerson Electric Co.	1,821	102
Expeditors International of Washington, Inc.	768	39
Flir Systems, Inc.	795	27
Flowserve Corp.	243	27
Fluor Corp.	591	38
General Dynamics Corp.	921	69
General Electric Co.	22,579	426
Goodrich Corp.	450	43
Graco, Inc.	492	25
Honeywell International, Inc.	1,839	110
Illinois Tool Works, Inc.	1,209	68
ITT Corp.	651	38
Jacobs Engineering Group, Inc. (Æ)	579	25
JB Hunt Transport Services, Inc.	532	25
Joy Global, Inc.	378	36
Kirby Corp. (Æ)	402	23
L-3 Communications Holdings, Inc.	450	39
Lincoln Electric Holdings, Inc.	612	22
Lockheed Martin Corp.	837	68
Mettler-Toledo International, Inc. (Æ)	165	28
Moody’s Corp.	912	35
MSC Industrial Direct Co. Class A	333	22
Norfolk Southern Corp.	996	75
PACCAR, Inc.	1,062	54
Pall Corp.	528	30
Parker Hannifin Corp.	504	45
Paychex, Inc.	1,191	37
Raytheon Co.	1,104	55
Regal-Beloit Corp.	289	19
Rockwell Collins, Inc.	579	36
Roper Industries, Inc.	384	32
Total System Services, Inc.	1,263	23
Union Pacific Corp.	1,200	125
United Technologies Corp.	2,093	185
Wabtec Corp.	329	22
Waste Management, Inc.	1,431	53
Waters Corp. (Æ)	381	36
WESCO International, Inc. (Æ)	354	19
WW Grainger, Inc.	240	37

		3,258

Technology - 17.9%
Adobe Systems, Inc. (Æ)	1,575	50
Altera Corp.	1,032	48
Amdocs, Ltd. (Æ)	972	30
Amphenol Corp. Class A	660	36
Analog Devices, Inc.	1,032	40
Cisco Systems, Inc.	12,582	196
Cognizant Technology Solutions Corp. Class A (Æ)	816	60

Russell Growth at a Reasonable Price ETF	11

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dell, Inc. (Æ)	4,617	77
Harris Corp.	600	27
Hewlett-Packard Co.	4,854	177
Intel Corp.	12,146	269
International Business Machines Corp.	2,715	465
Linear Technology Corp.	954	32
Microchip Technology, Inc.	816	31
MICROS Systems, Inc. (Æ)	501	25
Microsoft Corp.	16,263	422
NetApp, Inc. (Æ)	1,050	55
Oracle Corp.	8,245	271
Qualcomm, Inc.	3,639	207
Texas Instruments, Inc.	2,973	98
Xilinx, Inc.	1,038	38

		2,654

Utilities - 0.4%
Oneok, Inc.	465	34
TECO Energy, Inc.	1,326	25

		59

Total Common Stocks (cost $14,912)		14,735

Total Investments - 99.6% (identified cost $14,912)		14,735

Other Assets and Liabilities, Net - 0.4%		52

Net Assets - 100.0%		14,787

See accompanying notes which are an integral part of this quarterly report.

12	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,184	$—	$—	$2,184
Consumer Staples	1,635	—	—	1,635
Energy	1,633	—	—	1,633
Financial Services	958	—	—	958
Health Care	1,761	—	—	1,761
Materials and Processing	593	—	—	593
Producer Durables	3,258	—	—	3,258
Technology	2,654	—	—	2,654
Utilities	59	—	—	59

Total Investments	14,735	—	—	14,735

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Growth at a Reasonable Price ETF	13

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 19.5%
Abercrombie & Fitch Co. Class A	202	14
American Eagle Outfitters, Inc.	699	9
Apollo Group, Inc. Class A (Æ)	326	14
Avon Products, Inc.	751	21
Best Buy Co., Inc.	615	19
Carnival Corp.	704	26
CBS Corp. Class B	1,086	31
Chico’s FAS, Inc.	709	11
Comcast Corp. Class A	3,573	92
DISH Network Corp. Class A (Æ)	527	16
Expedia, Inc.	532	15
Foot Locker, Inc.	523	12
GameStop Corp. Class A (Æ)	464	12
Gannett Co., Inc.	764	11
Harley-Davidson, Inc.	472	19
Harman International Industries, Inc.	232	11
Home Depot, Inc.	2,180	80
Interpublic Group of Cos., Inc. (The)	1,195	15
Jarden Corp.	309	11
JC Penney Co., Inc.	467	16
Kohl’s Corp.	479	24
Lennar Corp. Class A	572	10
Lowe’s Cos., Inc.	1,968	46
Macy’s, Inc.	800	23
Marriott International, Inc. Class A	525	19
McGraw-Hill Cos., Inc. (The)	550	23
MGM Resorts International (Æ)	928	12
Mohawk Industries, Inc. (Æ)	182	11
Newell Rubbermaid, Inc.	724	11
News Corp. Class A	3,086	55
Nordstrom, Inc.	350	16
NVR, Inc. (Æ)	17	12
Omnicom Group, Inc.	481	23
Penn National Gaming, Inc. (Æ)	263	11
Pulte Group, Inc. (Æ)	639	5
Royal Caribbean Cruises, Ltd.	338	13
Sears Holdings Corp. (Æ)	131	9
Signet Jewelers, Ltd. (Æ)	267	12
Staples, Inc.	1,201	19
Starwood Hotels & Resorts Worldwide, Inc. (ö)	345	19
Target Corp.	961	45
Time Warner, Inc.	1,528	56
Whirlpool Corp.	173	14

		943

Consumer Staples - 5.6%
Campbell Soup Co.	420	15
Constellation Brands, Inc. Class A (Æ)	542	11
CVS Caremark Corp.	1,795	68
Kimberly-Clark Corp.	596	40
Kroger Co. (The)	1,056	26
Safeway, Inc.	732	17
Sysco Corp.	946	29

	Principal Amount ($) or Shares	Market Value $
Tyson Foods, Inc. Class A	717	14
Walgreen Co.	1,255	53

		273

Energy - 1.9%
Baker Hughes, Inc.	597	43
Nabors Industries, Ltd. (Æ)	573	14
Superior Energy Services, Inc. (Æ)	273	10
Valero Energy Corp.	921	24

		91

Financial Services - 32.2%
Allstate Corp. (The)	836	26
American Express Co.	1,377	71
American Financial Group, Inc.	300	11
American International Group, Inc. (Æ)	186	5
Ameriprise Financial, Inc.	420	24
Assurant, Inc.	301	11
Assured Guaranty, Ltd.	646	11
Axis Capital Holdings, Ltd.	347	11
Bank of America Corp.	12,343	135
BB&T Corp.	1,082	29
Capital One Financial Corp.	668	35
CB Richard Ellis Group, Inc. Class A (Æ)	608	15
Cincinnati Financial Corp.	402	12
Citigroup, Inc.	2,637	110
E*Trade Financial Corp. (Æ)	708	10
Everest Re Group, Ltd.	141	12
Fifth Third Bancorp	1,626	21
First Horizon National Corp.	976	9
Genworth Financial, Inc. Class A (Æ)	1,173	12
Goldman Sachs Group, Inc. (The)	651	87
Hartford Financial Services Group, Inc.	773	20
Hudson City Bancorp, Inc.	1,320	11
Huntington Bancshares, Inc.	2,088	14
Jefferies Group, Inc.	217	4
Jones Lang LaSalle, Inc.	121	11
JPMorgan Chase & Co.	4,819	196
KeyCorp	1,957	16
Lincoln National Corp.	588	17
Loews Corp.	534	22
Markel Corp. (Æ)	29	12
Marsh & McLennan Cos., Inc.	875	27
Marshall & Ilsley Corp.	1,512	12
MetLife, Inc.	919	40
Morgan Stanley	2,051	47
NASDAQ OMX Group, Inc. (The) (Æ)	404	10
Old Republic International Corp.	880	10
PNC Financial Services Group, Inc.	733	44
Popular, Inc. (Æ)	3,518	10
Principal Financial Group, Inc.	591	18
Prudential Financial, Inc.	659	42
Regions Financial Corp.	2,467	15
Reinsurance Group of America, Inc. Class A	201	12
SLM Corp.	523	9

14	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SunTrust Banks, Inc.	887	23
Torchmark Corp.	200	13
Total System Services, Inc.	581	11
Transatlantic Holdings, Inc.	224	11
Wells Fargo & Co.	5,949	167
Weyerhaeuser Co. (ö)	945	21
WR Berkley Corp.	365	12
XL Group PLC Class A	678	15
Zions Bancorporation	513	12

		1,561

Health Care - 7.7%
Aetna, Inc.	638	28
Alere, Inc. (Æ)	287	11
Boston Scientific Corp. (Æ)	2,752	19
Cardinal Health, Inc.	592	27
Cephalon, Inc. (Æ)	183	15
Cigna Corp.	480	25
Community Health Systems, Inc. (Æ)	349	9
Covance, Inc. (Æ)	182	11
Coventry Health Care, Inc. (Æ)	400	15
Eli Lilly & Co.	1,389	52
Health Management Associates, Inc. Class A (Æ)	941	10
Health Net, Inc. (Æ)	328	11
Omnicare, Inc.	374	12
Tenet Healthcare Corp. (Æ)	1,622	10
UnitedHealth Group, Inc.	1,480	75
WellPoint, Inc.	535	42

		372

Materials and Processing - 4.9%
Alcoa, Inc.	1,606	25
Allegheny Technologies, Inc.	212	13
Ashland, Inc.	210	14
Bemis Co., Inc.	361	12
Domtar Corp.	128	12
Dow Chemical Co. (The)	1,531	55
International Paper Co.	748	22
Masco Corp.	965	12
Nucor Corp.	525	22
Reliance Steel & Aluminum Co.	216	11
Sealed Air Corp.	471	11
Sonoco Products Co.	329	12
Steel Dynamics, Inc.	656	11
United States Steel Corp.	151	7

		239

Producer Durables - 11.4%
Avery Dennison Corp.	305	12
Boeing Co. (The)	981	72
Cintas Corp.	391	13
FedEx Corp.	443	42
General Dynamics Corp.	505	38
Harsco Corp.	300	10
ITT Corp.	342	20

	Principal Amount ($) or Shares	Market Value $
Jacobs Engineering Group, Inc. (Æ)	294	13
L-3 Communications Holdings, Inc.	218	19
Lockheed Martin Corp.	431	35
Manitowoc Co., Inc. (The)	483	8
Manpower, Inc.	206	11
Northrop Grumman Corp.	468	32
Oshkosh Corp. (Æ)	336	10
Pitney Bowes, Inc.	541	12
Quanta Services, Inc. (Æ)	584	12
Raytheon Co.	572	29
Robert Half International, Inc.	417	11
Rockwell Collins, Inc.	300	19
RR Donnelley & Sons Co.	629	12
Ryder System, Inc.	199	11
Southwest Airlines Co.	1,494	17
Terex Corp. (Æ)	167	5
Thomas & Betts Corp. (Æ)	188	10
Tyco International, Ltd.	709	35
URS Corp. (Æ)	261	12
WESCO International, Inc. (Æ)	168	9
Xerox Corp.	2,339	24

		553

Technology - 7.2%
Advanced Micro Devices, Inc. (Æ)	1,459	10
Amdocs, Ltd. (Æ)	454	14
Applied Materials, Inc.	2,039	27
Avnet, Inc. (Æ)	379	12
Brocade Communications Systems, Inc. (Æ)	1,716	11
Ciena Corp. (Æ)	162	3
Dell, Inc. (Æ)	2,464	41
Hewlett-Packard Co.	2,746	101
Ingram Micro, Inc. Class A (Æ)	574	10
Jabil Circuit, Inc.	579	12
Lam Research Corp. (Æ)	300	13
LSI Corp. (Æ)	1,719	12
Micron Technology, Inc. (Æ)	1,650	12
Molex, Inc.	427	11
Motorola Solutions, Inc.	548	25
Novellus Systems, Inc. (Æ)	334	12
Seagate Technology PLC	945	15
Teradyne, Inc. (Æ)	665	10

		351

Utilities - 9.3%
AES Corp. (The) (Æ)	1,311	17
Ameren Corp.	529	15
American Electric Power Co., Inc.	761	28
Constellation Energy Group, Inc.	417	16
Edison International	568	22
Entergy Corp.	314	21
Exelon Corp.	947	40
FirstEnergy Corp.	673	29
Frontier Communications Corp.	2,039	16
GenOn Energy, Inc. (Æ)	2,757	11

Russell Contrarian ETF	15

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Great Plains Energy, Inc.	514	11
Level 3 Communications, Inc. (Æ)	3,272	8
MDU Resources Group, Inc.	526	12
NII Holdings, Inc. (Æ)	372	16
NiSource, Inc.	701	14
NRG Energy, Inc. (Æ)	601	15
NV Energy, Inc.	757	12
Pepco Holdings, Inc.	641	13
PG&E Corp.	618	26
PPL Corp.	831	23
Public Service Enterprise Group, Inc.	820	27
Sempra Energy	423	22
Southern Union Co.	390	16
Sprint Nextel Corp. (Æ)	2,400	13
Telephone & Data Systems, Inc.	317	10

		453

Total Common Stocks (cost $4,937)		4,836

Total Investments - 99.7% (identified cost $4,937)		4,836

Other Assets and Liabilities, Net - 0.3%		15

Net Assets - 100.0%		4,851

See accompanying notes which are an integral part of this quarterly report.

16	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$943	$—	$—	$943
Consumer Staples	273	—	—	273
Energy	91	—	—	91
Financial Services	1,561	—	—	1,561
Health Care	372	—	—	372
Materials and Processing	239	—	—	239
Producer Durables	553	—	—	553
Technology	351	—	—	351
Utilities	453	—	—	453

Total Investments	4,836	—	—	4,836

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Contrarian ETF	17

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 10.7%
Comcast Corp. Class A	5,476	139
Costco Wholesale Corp.	1,005	82
Darden Restaurants, Inc.	648	32
DeVry, Inc.	477	28
Gap, Inc. (The)	1,606	29
Garmin, Ltd.	789	26
Genuine Parts Co.	645	35
Hasbro, Inc.	639	28
Home Depot, Inc.	3,351	121
International Game Technology	1,753	31
JC Penney Co., Inc.	960	33
Lowe’s Cos., Inc.	3,159	74
Mattel, Inc.	1,423	39
Newell Rubbermaid, Inc.	1,549	24
News Corp. Class A	4,941	87
Nike, Inc. Class B	864	78
Omnicom Group, Inc.	924	44
Snap-On, Inc.	435	27
Target Corp.	1,627	76
Thomson Reuters Corp.	1,140	43
VF Corp.	354	38
Viacom, Inc. Class A	1,444	74
Wal-Mart Stores, Inc.	3,587	192
Walt Disney Co. (The)	3,711	145
Whirlpool Corp.	363	30
Williams-Sonoma, Inc.	663	24

		1,579

Consumer Staples - 8.2%
Archer-Daniels-Midland Co.	1,630	49
Church & Dwight Co., Inc.	750	30
Coca-Cola Enterprises, Inc.	1,309	38
ConAgra Foods, Inc.	1,597	41
CVS Caremark Corp.	2,844	107
Dr Pepper Snapple Group, Inc.	924	39
General Mills, Inc.	1,657	62
Hormel Foods Corp.	963	29
JM Smucker Co. (The)	483	37
Kraft Foods, Inc. Class A	3,303	116
Kroger Co. (The)	1,918	48
McCormick & Co., Inc.	645	32
Molson Coors Brewing Co. Class B	654	29
Procter & Gamble Co. (The)	5,112	324
Reynolds American, Inc.	1,131	42
Safeway, Inc.	1,513	35
Sysco Corp.	1,717	54
Walgreen Co.	2,038	87

		1,199

Energy - 11.8%
Anadarko Petroleum Corp.	1,065	82
Chevron Corp.	3,524	362
ConocoPhillips	2,710	204
Exxon Mobil Corp.	6,164	503

	Principal Amount ($) or Shares	Market Value $
Helmerich & Payne, Inc.	453	30
Hubbell, Inc. Class B	387	25
Marathon Oil Corp.	1,555	82
Murphy Oil Corp.	594	39
National Oilwell Varco, Inc.	951	74
Noble Energy, Inc.	501	45
Occidental Petroleum Corp.	1,533	159
Pioneer Natural Resources Co.	393	35
Spectra Energy Corp.	1,822	50
Valero Energy Corp.	1,621	41

		1,731

Financial Services - 20.8%
ACE, Ltd.	876	58
Aflac, Inc.	1,164	54
Allstate Corp. (The)	1,534	47
American Express Co.	2,185	113
Ameriprise Financial, Inc.	759	44
Annaly Capital Management, Inc. (ö)	2,482	45
AON Corp.	930	48
Ares Capital Corp.	1,528	25
Assurant, Inc.	717	26
AvalonBay Communities, Inc. (ö)	306	39
Axis Capital Holdings, Ltd.	783	24
Bank of New York Mellon Corp. (The)	2,691	69
BB&T Corp.	1,888	51
BlackRock, Inc. Class A	255	49
Capital One Financial Corp.	1,146	59
Chimera Investment Corp. (ö)	6,835	24
Chubb Corp.	837	52
Cincinnati Financial Corp.	864	25
CME Group, Inc. Class A	177	52
Comerica, Inc.	849	29
Digital Realty Trust, Inc. (ö)	495	31
Discover Financial Services	1,747	47
East West Bancorp, Inc.	1,176	24
Equifax, Inc.	735	26
Essex Property Trust, Inc. (ö)	216	29
Everest Re Group, Ltd.	324	26
Fidelity National Financial, Inc. Class A	1,828	29
Fidelity National Information Services, Inc.	1,062	33
Franklin Resources, Inc.	408	54
Global Payments, Inc.	552	28
Goldman Sachs Group, Inc. (The)	982	130
HCC Insurance Holdings, Inc.	843	27
Hudson City Bancorp, Inc.	2,895	24
Invesco, Ltd.	1,573	37
Iron Mountain, Inc.	957	33
Jones Lang LaSalle, Inc.	276	26
JPMorgan Chase & Co.	7,047	288
M&T Bank Corp.	354	31
Marsh & McLennan Cos., Inc.	1,582	49
MetLife, Inc.	1,534	67
Morgan Stanley	3,249	75
New York Community Bancorp, Inc.	1,906	29
Northern Trust Corp.	801	37
NYSE Euronext	1,014	35

18	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PartnerRe, Ltd. - ADR	387	27
PNC Financial Services Group, Inc.	1,194	71
Progressive Corp. (The)	2,077	44
Raymond James Financial, Inc.	699	22
Rayonier, Inc. (ö)	462	30
Reinsurance Group of America, Inc. Class A	447	27
RenaissanceRe Holdings, Ltd.	387	27
Senior Housing Properties Trust (ö)	1,122	26
State Street Corp.	1,285	58
TD Ameritrade Holding Corp.	1,366	27
Torchmark Corp.	444	28
Travelers Cos., Inc. (The)	1,062	62
Unum Group	1,330	34
US Bancorp	3,942	101
Vornado Realty Trust (ö)	501	47
Wells Fargo & Co.	8,677	242
WR Berkley Corp.	834	27

		3,048

Health Care - 13.1%
Abbott Laboratories	2,958	156
Aetna, Inc.	1,206	53
AmerisourceBergen Corp. Class A	984	41
Becton Dickinson and Co.	621	54
Bristol-Myers Squibb Co.	3,615	105
Cardinal Health, Inc.	1,095	50
Cigna Corp.	918	47
Covidien PLC	1,221	65
Dentsply International, Inc.	795	30
Eli Lilly & Co.	2,260	85
Johnson & Johnson	4,923	326
Medtronic, Inc.	2,338	90
Merck & Co., Inc.	5,762	203
Patterson Cos., Inc.	804	26
Pfizer, Inc.	14,396	297
Quest Diagnostics, Inc.	567	34
Stryker Corp.	855	50
UnitedHealth Group, Inc.	2,329	120
Universal Health Services, Inc. Class B	561	29
WellPoint, Inc.	912	72

		1,933

Materials and Processing - 4.9%
Air Products & Chemicals, Inc.	576	55
Albemarle Corp.	492	34
Aptargroup, Inc.	519	27
Ball Corp.	876	34
Bemis Co., Inc.	804	27
CF Industries Holdings, Inc.	267	38
Eastman Chemical Co.	324	33
Freeport-McMoRan Copper & Gold, Inc.	1,921	102
Lubrizol Corp.	264	35
Martin Marietta Materials, Inc.	303	24
MeadWestvaco Corp.	957	32
Mosaic Co. (The)	522	35

	Principal Amount ($) or Shares	Market Value $
Newmont Mining Corp.	1,161	63
PPG Industries, Inc.	489	44
Sealed Air Corp.	1,032	25
Sigma-Aldrich Corp.	522	38
Sonoco Products Co.	729	26
SPX Corp.	339	28
Valspar Corp.	687	25

		725

Producer Durables - 11.8%
3M Co.	1,396	132
Ametek, Inc.	729	33
Automatic Data Processing, Inc.	1,230	65
Avery Dennison Corp.	669	26
Cintas Corp.	894	30
Cooper Industries PLC	591	35
Dover Corp.	618	42
Eaton Corp.	921	47
Flir Systems, Inc.	843	28
Flowserve Corp.	252	28
Fluor Corp.	573	37
General Dynamics Corp.	837	62
General Electric Co.	18,739	353
Goodrich Corp.	447	43
Honeywell International, Inc.	1,609	96
ITT Corp.	645	38
KBR, Inc.	792	30
L-3 Communications Holdings, Inc.	453	40
Manpower, Inc.	462	25
Northrop Grumman Corp.	822	57
PACCAR, Inc.	993	51
Parker Hannifin Corp.	483	43
Pentair, Inc.	705	28
Raytheon Co.	1,032	51
Republic Services, Inc. Class A	1,218	38
Southwest Airlines Co.	2,853	33
United Technologies Corp.	1,783	158
Waste Management, Inc.	1,345	50
WW Grainger, Inc.	246	38

		1,737

Technology - 7.4%
Amphenol Corp. Class A	663	36
Analog Devices, Inc.	1,011	40
Applied Materials, Inc.	3,531	46
Corning, Inc.	3,570	65
Harris Corp.	627	28
Hewlett-Packard Co.	4,119	150
Intel Corp.	10,196	226
KLA-Tencor Corp.	711	29
Maxim Integrated Products, Inc.	1,300	33
Microsoft Corp.	13,519	350
Texas Instruments, Inc.	2,611	86

		1,089

Russell Equity Income ETF	19

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 10.9%
Alliant Energy Corp.	708	29
Ameren Corp.	1,122	32
American Electric Power Co., Inc.	1,375	52
AT&T, Inc.	10,476	329
CenturyLink, Inc.	987	40
CMS Energy Corp.	1,447	28
Consolidated Edison, Inc.	870	46
DPL, Inc.	942	28
DTE Energy Co.	696	35
Energen Corp.	444	25
Entergy Corp.	600	41
Exelon Corp.	1,588	68
FirstEnergy Corp.	1,242	55
Frontier Communications Corp.	4,119	33
Integrys Energy Group, Inc.	531	28
MDU Resources Group, Inc.	1,200	27
National Fuel Gas Co.	399	29
NextEra Energy, Inc.	1,056	61
Northeast Utilities	882	31
NSTAR	618	28
NV Energy, Inc.	1,762	27
Oneok, Inc.	480	36
Pepco Holdings, Inc.	1,465	29
PPL Corp.	1,606	45
Progress Energy, Inc. Class D	918	44
Public Service Enterprise Group, Inc.	1,486	49
Sempra Energy	792	42
Southern Union Co.	921	37
TECO Energy, Inc.	1,444	27
Verizon Communications, Inc.	5,191	193
Wisconsin Energy Corp.	1,056	33

		1,607

Total Common Stocks (cost $14,738)		14,648

Total Investments - 99.6% (identified cost $14,738)		14,648

Other Assets and Liabilities, Net - 0.4%		61

Net Assets - 100.0%		14,709

See accompanying notes which are an integral part of this quarterly report.

20	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,579	$—	$—	$1,579
Consumer Staples	1,199	—	—	1,199
Energy	1,731	—	—	1,731
Financial Services	3,048	—	—	3,048
Health Care	1,933	—	—	1,933
Materials and Processing	725	—	—	725
Producer Durables	1,737	—	—	1,737
Technology	1,089	—	—	1,089
Utilities	1,607	—	—	1,607

Total Investments	14,648	—	—	14,648

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Equity Income ETF	21

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 9.2%
Aaron’s, Inc. Class A	157	4
American Eagle Outfitters, Inc.	328	4
Autoliv, Inc.	90	7
BJ’s Wholesale Club, Inc. (Æ)	108	5
Brinker International, Inc.	141	3
Cablevision Systems Corp. Class A	287	10
CBS Corp. Class B	618	18
Central European Distribution Corp. (Æ)	349	4
Comcast Corp. Class A	2,427	61
DISH Network Corp. Class A (Æ)	298	9
DR Horton, Inc.	510	6
Education Management Corp. (Æ)	173	4
Federal-Mogul Corp. (Æ)	145	3
Foot Locker, Inc.	295	7
Fortune Brands, Inc.	162	10
GameStop Corp. Class A (Æ)	271	7
Gannett Co., Inc.	411	6
Gap, Inc. (The)	184	3
Garmin, Ltd.	183	6
Harman International Industries, Inc.	100	5
Hertz Global Holdings, Inc. (Æ)	235	4
Hyatt Hotels Corp. Class A (Æ)	112	5
International Speedway Corp. Class A	127	4
Jarden Corp.	168	6
JC Penney Co., Inc.	222	8
John Wiley & Sons, Inc. Class A	68	4
KAR Auction Services, Inc. (Æ)	235	4
Kohl’s Corp.	127	6
Leggett & Platt, Inc.	184	4
Lennar Corp. Class A	312	6
Liberty Media Corp. - Interactive (Æ)	691	12
Liberty Media Corp. - Starz (Æ)	84	6
Lowe’s Cos., Inc.	404	9
Macy’s, Inc.	445	13
Meredith Corp.	114	4
Mohawk Industries, Inc. (Æ)	94	6
New York Times Co. (The) Class A (Æ)	460	4
Newell Rubbermaid, Inc.	408	6
News Corp. Class A	1,653	29
Office Depot, Inc. (Æ)	917	4
Pulte Group, Inc. (Æ)	721	6
RadioShack Corp.	307	4
Regal Entertainment Group Class A	296	4
Royal Caribbean Cruises, Ltd.	146	5
Sears Holdings Corp. (Æ)	77	6
Service Corp. International	494	6
Time Warner, Inc.	826	30
TRW Automotive Holdings Corp. (Æ)	81	5
Vishay Precision Group, Inc. (Æ)	222	4
Wal-Mart Stores, Inc.	689	37
Washington Post Co. (The) Class B	12	5
Wendy’s/Arby’s Group, Inc. Class A	823	4
Whirlpool Corp.	74	6

		448

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 8.3%
Archer-Daniels-Midland Co.	613	19
Bunge, Ltd.	163	11
Coca-Cola Enterprises, Inc.	228	7
Colgate-Palmolive Co.	106	9
ConAgra Foods, Inc.	464	12
Corn Products International, Inc.	125	7
CVS Caremark Corp.	1,083	41
Dean Foods Co. (Æ)	479	6
Energizer Holdings, Inc. (Æ)	103	7
Flowers Foods, Inc.	240	5
Hershey Co. (The)	113	6
JM Smucker Co. (The)	143	11
Kimberly-Clark Corp.	121	8
Kraft Foods, Inc. Class A	1,414	50
Kroger Co. (The)	631	16
Molson Coors Brewing Co. Class B	177	8
Procter & Gamble Co. (The)	2,259	144
Ralcorp Holdings, Inc. (Æ)	93	8
Safeway, Inc.	456	11
Smithfield Foods, Inc. (Æ)	249	5
Tyson Foods, Inc. Class A	415	8
Walgreen Co.	149	6

		405

Energy - 9.8%
Alpha Natural Resources, Inc. (Æ)	276	12
Apache Corp.	337	42
Arch Coal, Inc.	131	3
Atwood Oceanics, Inc. (Æ)	108	5
Chevron Corp.	1,581	163
ConocoPhillips	790	59
Consol Energy, Inc.	161	8
Covanta Holding Corp.	293	5
El Paso Corp.	649	13
Exterran Holdings, Inc. (Æ)	186	4
Hess Corp.	281	21
Marathon Oil Corp.	483	25
Murphy Oil Corp.	182	12
Nabors Industries, Ltd. (Æ)	248	6
National Oilwell Varco, Inc.	384	30
Petrohawk Energy Corp. (Æ)	206	5
Quicksilver Resources, Inc. (Æ)	321	5
SandRidge Energy, Inc. (Æ)	380	4
SEACOR Holdings, Inc.	53	5
Sunoco, Inc.	170	7
SunPower Corp. Class A (Æ)	242	5
Tesoro Corp. (Æ)	238	5
Valero Energy Corp.	569	15
Weatherford International, Ltd. (Æ)	505	9
Williams Cos., Inc. (The)	385	12

		480

Financial Services - 29.9%
ACE, Ltd.	284	19
Aflac, Inc.	84	4

22	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Alleghany Corp. (Æ)	16	5
Allied World Assurance Co. Holdings, Ltd.	84	5
Allstate Corp. (The)	540	16
American Financial Group, Inc.	160	6
American International Group, Inc. (Æ)	192	6
Ameriprise Financial, Inc.	221	13
Annaly Capital Management, Inc. (ö)	832	15
AON Corp.	281	14
Arch Capital Group, Ltd. (Æ)	207	7
Aspen Insurance Holdings, Ltd.	177	5
Assurant, Inc.	177	6
Assured Guaranty, Ltd.	372	6
Axis Capital Holdings, Ltd.	165	5
BancorpSouth, Inc.	282	3
Bank of America Corp.	8,422	92
Bank of New York Mellon Corp. (The)	1,094	28
BB&T Corp.	681	18
Berkshire Hathaway, Inc. Class B (Æ)	1,448	112
BlackRock, Inc. Class A	66	13
BOK Financial Corp.	85	5
Capital One Financial Corp.	434	22
CapitalSource, Inc.	732	5
Chimera Investment Corp. (ö)	1,654	6
Chubb Corp.	301	19
Cincinnati Financial Corp.	219	6
CIT Group, Inc. (Æ)	240	11
Citigroup, Inc.	1,800	75
City National Corp.	95	5
CME Group, Inc. Class A	65	19
CNA Financial Corp.	134	4
Comerica, Inc.	233	8
Commerce Bancshares, Inc.	144	6
CoreLogic, Inc. (Æ)	274	5
E*Trade Financial Corp. (Æ)	390	5
Endurance Specialty Holdings, Ltd.	98	4
Everest Re Group, Ltd.	82	7
Fidelity National Financial, Inc. Class A	421	7
Fidelity National Information Services, Inc.	315	10
Fifth Third Bancorp	982	13
First Citizens BancShares, Inc. Class A	21	4
First Niagara Financial Group, Inc.	413	5
Fiserv, Inc. (Æ)	94	6
Genworth Financial, Inc. Class A (Æ)	569	6
Goldman Sachs Group, Inc. (The)	441	59
Green Dot Corp. Class A (Æ)	78	3
Hanover Insurance Group, Inc. (The)	110	4
Hartford Financial Services Group, Inc.	453	12
HCC Insurance Holdings, Inc.	199	6
HCP, Inc. (ö)	388	14
Hospitality Properties Trust (ö)	243	6
Hudson City Bancorp, Inc.	693	6
Huntington Bancshares, Inc.	1,199	8
Janus Capital Group, Inc.	401	4
Jefferies Group, Inc.	227	5
JPMorgan Chase & Co.	3,312	136
KeyCorp	1,086	9
Liberty Property Trust (ö)	192	6

	Principal Amount ($) or Shares	Market Value $
Lincoln National Corp.	355	10
Loews Corp.	332	14
M&T Bank Corp.	138	12
Marsh & McLennan Cos., Inc.	145	5
Marshall & Ilsley Corp.	842	7
Mercury General Corp.	106	4
MetLife, Inc.	436	19
Morgan Stanley	957	22
NASDAQ OMX Group, Inc. (The) (Æ)	212	5
Old Republic International Corp.	471	6
OneBeacon Insurance Group, Ltd. Class A	264	4
PartnerRe, Ltd.-ADR	105	7
Piedmont Office Realty Trust, Inc. Class A (ö)	213	4
PNC Financial Services Group, Inc.	479	29
Popular, Inc. (Æ)	1,968	5
Principal Financial Group, Inc.	362	11
Protective Life Corp.	194	4
Prudential Financial, Inc.	430	27
Quanta Services, Inc. (Æ)	318	6
Regions Financial Corp.	1,474	9
Reinsurance Group of America, Inc. Class A	112	7
SLM Corp.	610	10
StanCorp Financial Group, Inc.	110	5
State Street Corp.	480	22
SunTrust Banks, Inc.	520	13
Symetra Financial Corp.	272	4
Synovus Financial Corp.	2,016	4
TCF Financial Corp.	324	4
Torchmark Corp.	117	7
Transatlantic Holdings, Inc.	120	6
Unitrin, Inc.	149	4
Unum Group	396	10
US Bancorp	1,688	43
Validus Holdings, Ltd.	146	4
Vornado Realty Trust (ö)	157	15
Washington Federal, Inc.	282	5
Wells Fargo & Co.	4,066	114
Weyerhaeuser Co. (ö)	568	12
White Mountains Insurance Group, Ltd.	15	6
WR Berkley Corp.	200	6
XL Group PLC Class A	397	9

		1,459

Health Care - 13.6%
Abbott Laboratories	190	10
Aetna, Inc.	413	18
Alere, Inc. (Æ)	133	5
Amgen, Inc.	843	49
Biogen Idec, Inc. (Æ)	243	26
Bio-Rad Laboratories, Inc. Class A (Æ)	43	5
Bristol-Myers Squibb Co.	1,528	44
Cardinal Health, Inc.	273	13
CareFusion Corp. (Æ)	232	6
Cephalon, Inc. (Æ)	105	9
Cigna Corp.	299	15

Russell Low P/E ETF	23

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Community Health Systems, Inc. (Æ)	107	3
Coventry Health Care, Inc. (Æ)	224	8
Eli Lilly & Co.	729	27
Emdeon, Inc. Class A (Æ)	208	3
Health Net, Inc. (Æ)	182	6
Hill-Rom Holdings, Inc.	95	4
Hologic, Inc. (Æ)	359	7
Humana, Inc.	185	15
Life Technologies Corp. (Æ)	106	6
LifePoint Hospitals, Inc. (Æ)	124	5
Medtronic, Inc.	290	11
Merck & Co., Inc.	2,640	93
Mylan, Inc. (Æ)	202	5
Omnicare, Inc.	198	6
Pfizer, Inc.	6,731	139
Quest Diagnostics, Inc.	72	4
Teleflex, Inc.	84	5
Tenet Healthcare Corp. (Æ)	554	4
Thermo Fisher Scientific, Inc. (Æ)	392	25
UnitedHealth Group, Inc.	1,000	52
Universal Health Services, Inc. Class B	135	7
WellPoint, Inc.	352	28

		663

Materials and Processing - 3.3%
Alcoa, Inc.	895	14
Armstrong World Industries, Inc.	87	4
Ashland, Inc.	115	8
Ball Corp.	211	8
Bemis Co., Inc.	189	6
Cabot Corp.	125	5
Commercial Metals Co.	285	4
Domtar Corp.	70	7
Dow Chemical Co. (The)	1,030	37
Greif, Inc. Class A	79	5
Huntsman Corp.	344	7
International Paper Co.	188	6
MeadWestvaco Corp.	248	8
Nucor Corp.	218	9
Owens Corning (Æ)	133	5
Owens-Illinois, Inc. (Æ)	202	5
RPM International, Inc.	192	4
SPX Corp.	74	6
Steel Dynamics, Inc.	352	6
Textron, Inc.	228	5

		159

Producer Durables - 6.1%
Aecom Technology Corp. (Æ)	176	5
AGCO Corp. (Æ)	136	7
Alexander & Baldwin, Inc.	106	5
Avery Dennison Corp.	163	6
BE Aerospace, Inc. (Æ)	171	7
Boeing Co. (The)	162	12
Chicago Bridge & Iron Co. NV	130	5
CNH Global NV (Æ)	86	3
Convergys Corp. (Æ)	311	4

	Principal Amount ($) or Shares	Market Value $
Con-way, Inc.	125	5
Corrections Corp. of America (Æ)	212	5
FedEx Corp.	125	12
FTI Consulting, Inc. (Æ)	94	4
General Cable Corp. (Æ)	104	4
General Dynamics Corp.	323	24
Harsco Corp.	154	5
Ingersoll-Rand PLC	329	15
Itron, Inc. (Æ)	61	3
ITT Corp.	204	12
Jacobs Engineering Group, Inc. (Æ)	105	4
KBR, Inc.	203	8
L-3 Communications Holdings, Inc.	136	12
Lexmark International, Inc. Class A (Æ)	153	4
Lockheed Martin Corp.	95	8
Manpower, Inc.	119	6
Monster Worldwide, Inc. (Æ)	260	4
Northrop Grumman Corp.	297	21
Pitney Bowes, Inc.	177	4
Raytheon Co.	374	19
Republic Services, Inc. Class A	295	9
RR Donnelley & Sons Co.	334	7
Ryder System, Inc.	86	5
Shaw Group, Inc. (The) (Æ)	123	4
Southwest Airlines Co.	785	9
Spirit Aerosystems Holdings, Inc. Class A (Æ)	202	4
United Continental Holdings, Inc. (Æ)	178	4
URS Corp. (Æ)	139	6
UTi Worldwide, Inc.	177	3
Xerox Corp.	1,428	15

		299

Technology - 5.2%
Activision Blizzard, Inc.	609	7
Advanced Micro Devices, Inc. (Æ)	686	5
Amdocs, Ltd. (Æ)	228	7
AOL, Inc. (Æ)	256	5
Arrow Electronics, Inc. (Æ)	162	7
Atmel Corp. (Æ)	282	4
Avnet, Inc. (Æ)	220	7
Brocade Communications Systems, Inc. (Æ)	917	6
Corning, Inc.	1,267	23
Diebold, Inc.	135	4
EchoStar Corp. Class A (Æ)	118	4
Fairchild Semiconductor International, Inc. Class A (Æ)	284	5
IAC/InterActiveCorp (Æ)	143	6
Ingram Micro, Inc. Class A (Æ)	277	5
International Rectifier Corp. (Æ)	158	4
Intersil Corp. Class A	332	4
Jabil Circuit, Inc.	205	4
KLA-Tencor Corp.	200	8
MEMC Electronic Materials, Inc. (Æ)	363	3
Micron Technology, Inc. (Æ)	982	7
Microsoft Corp.	2,198	57

24	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Molex, Inc.	240	6
Motorola Solutions, Inc.	343	16
National Semiconductor Corp.	249	6
Novellus Systems, Inc. (Æ)	98	4
PMC - Sierra, Inc. (Æ)	618	5
Tech Data Corp. (Æ)	103	5
Tellabs, Inc.	945	4
Vishay Intertechnology, Inc. (Æ)	310	5
Western Digital Corp. (Æ)	232	9
Yahoo!, Inc. (Æ)	809	12

		254

Utilities - 14.2%
AES Corp. (The) (Æ)	798	10
Alliant Energy Corp.	175	7
Ameren Corp.	311	9
American Electric Power Co., Inc.	482	18
AT&T, Inc.	4,918	154
Atmos Energy Corp.	173	6
Chesapeake Energy Corp.	626	18
Consolidated Edison, Inc.	294	16
Constellation Energy Group, Inc.	256	10
DPL, Inc.	217	7
DTE Energy Co.	204	10
Duke Energy Corp.	1,246	23
Edison International	355	14
Entergy Corp.	194	13
Exelon Corp.	616	26
FirstEnergy Corp.	428	19
GenOn Energy, Inc. (Æ)	1,491	6
Great Plains Energy, Inc.	275	6
Hawaiian Electric Industries, Inc.	209	5
Integrys Energy Group, Inc.	128	7
ITC Holdings Corp.	52	4
MetroPCS Communications, Inc. (Æ)	311	5
NextEra Energy, Inc.	396	23
NiSource, Inc.	397	8
Northeast Utilities	238	8
NRG Energy, Inc. (Æ)	361	9
NV Energy, Inc.	413	6
Ormat Technologies, Inc.	139	3
Pepco Holdings, Inc.	359	7
Pinnacle West Capital Corp.	165	7
Plains Exploration & Production Co. (Æ)	205	8
PPL Corp.	522	14
Progress Energy, Inc. Class D	304	15
Public Service Enterprise Group, Inc.	515	17
SCANA Corp.	176	7
Sempra Energy	263	14
Southern Union Co.	217	9
Sprint Nextel Corp. (Æ)	3,101	17
TECO Energy, Inc.	350	7
Telephone & Data Systems, Inc.	167	5
UGI Corp.	189	6
US Cellular Corp. (Æ)	77	4

	Principal Amount ($) or Shares	Market Value $
Vectren Corp.	188	5
Verizon Communications, Inc.	2,390	89
Xcel Energy, Inc.	511	12

		693

Total Common Stocks (cost $4,935)		4,860

Total Investments - 99.6% (identified cost $4,935)		4,860

Other Assets and Liabilities, Net - 0.4%		20

Net Assets - 100.0%		4,880

See accompanying notes which are an integral part of this quarterly report.

Russell Low P/E ETF	25

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Presentation of Portfolio Holdings — June 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$448	$—	$—	$448
Consumer Staples	405	—	—	405
Energy	480	—	—	480
Financial Services	1,459	—	—	1,459
Health Care	663	—	—	663
Materials and Processing	159	—	—	159
Producer Durables	299	—	—	299
Technology	254	—	—	254
Utilities	693	—	—	693

Total Investments	4,860	—	—	4,860

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

26	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Schedules of Investments — June 30, 2011 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

CME - Chicago Mercantile Exchange

GDR - Global Depositary Receipt

Notes to Schedules of Investments	27

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report — June 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of June 30, 2011. This Quarterly Report reports on 6 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

28	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — June 30, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) clarifying existing disclosure and requiring additional disclosure related to fair value measurements and disclosures. Effective for interim and annual reporting periods beginning after December 15, 2009, a reporting entity should disclose separately the amounts of significant transfers in and out of Levels 1, 2 and 3 fair value measurements and describe the reasons for the transfers, provide fair value measurement disclosures for each class of assets and liabilities and provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and non recurring fair value measurements that fall in either Level 2 or Level 3. There were no significant transfers between the Levels as of June 30, 2011.

Effective for interim and reporting periods beginning after December 15, 2010, this ASU requires a reporting entity to present separately information about purchases, sales, issuances and settlements on a gross basis, rather than as one net number. Russell Investment Management Company (“RIMCo”) is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

3.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company).

Notes to Quarterly Report	29

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — June 30, 2011 (Unaudited)

4.	Federal Income Taxes

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF
Cost of Investments	$4,871,635	$4,953,088	$14,912,245	$4,937,091	$14,738,478

Unrealized Appreciation	$114,498	$78,438	$187,561	$56,711	$181,451
Unrealized Depreciation	(93,669)	(97,680)	(365,171)	(157,455)	(272,008)

Net Unrealized Appreciation (Depreciation)	$20,829	$(19,242)	$(177,610)	$(100,744)	$(90,557)

Russell Low P/E ETF
Cost of Investments	$4,935,363

Unrealized Appreciation	$63,125
Unrealized Depreciation	(138,184)

Net Unrealized Appreciation (Depreciation)	$(75,059)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of June 30, 2011, the Funds held no restricted securities that were illiquid.

7.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments to the Quarterly Report.

30	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Shareholder Requests for Additional Information — June 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837; (ii) at www.russelletfs.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837; (ii) at www.russelletfs.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	31

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

Item 2.	Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date:	August 29, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	August 29, 2011